UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Asset Allocation Funds

Semi-Annual Report February 28, 2015

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class R3	Class I

Nuveen Strategy Aggressive Growth Allocation Fund	FAAGX	FSACX	FSASX	FSAYX
Nuveen Strategy Balanced Allocation Fund	FSGNX	FSKCX	FSKSX	FSKYX
Nuveen Strategy Conservative Allocation Fund	FSFIX	FSJCX	FSJSX	FSFYX
Nuveen Strategy Growth Allocation Fund	FSNAX	FSNCX	FSNSX	FSGYX

Life is Complex.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

or

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED MAY LOSE VALUE
NO BANK GUARANTEE

Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

A pattern of divergence has emerged in the past year. Steady and moderate growth in the U.S. economy helped sustain the stock market’s bull run another year. U.S. bonds also performed well, amid subdued inflation, interest rates that remained unexpectedly low and concerns about the economic well-being of the rest of the world. The stronger domestic economy enabled the U.S. Federal Reserve (Fed) to gradually reduce its large scale bond purchases, known as quantitative easing (QE), without disruption to the markets, as well as begin to set expectations for a transition into tightening mode.

The economic story outside the U.S. continues to improve. Despite the drama over Greece’s debt negotiations, the European economy appears to be stabilizing. Japan is on a moderate recovery path as it emerged from recession late last quarter. China’s economy decelerated and, despite running well above the rate of other major global economies, investors feared it looked slow by China’s standards. Some areas of concern were a surprisingly steep decline in oil prices, the U.S. dollar’s rally and an increase in geopolitical tensions, including the Russia-Ukraine crisis and terrorist attacks across the Middle East and Africa, as well as more recently in Europe.

While a backdrop of healthy economic growth in the U.S. and the continuation of accommodative monetary policy (with the central banks of Japan and potentially Europe stepping in where the Fed has left off) bodes well for the markets, the global outlook has become more uncertain. Indeed, volatility is likely to feature more prominently in the investment landscape going forward. Such conditions underscore the importance of professional investment management. Experienced investment teams have weathered the market’s ups and downs in the past and emerged with a better understanding of the sensitivities of their asset class and investment style, particularly in times of turbulence. We recognize the importance of maximizing gains, while striving to minimize volatility.

And, the same is true for investors like you. Maintaining an appropriate time horizon, diversification and relying on practiced investment teams are among your best strategies for achieving your long-term investment objectives. Additionally, I encourage you to communicate with your financial consultant if you have questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

April 22, 2015

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Strategy Aggressive Growth Allocation Fund

Nuveen Strategy Balanced Allocation Fund

Nuveen Strategy Conservative Allocation Fund

Nuveen Strategy Growth Allocation Fund

The portfolio managers make the Funds’ allocation decisions in consultation with the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management, LLC. The team is responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis. Keith B. Hembre, CFA and Derek B. Bloom, CFA, are the portfolio managers for the four Funds. They assumed portfolio management responsibilities in December 2013.

Here the portfolio management team discusses key investment strategies and the Funds’ performance during the six-month reporting period ended February 28, 2015.

How did the Funds perform during the six-month reporting period ended February 28, 2015?

The tables in the Fund Performance and Expense Ratios section of this report provide total return performance information for the six-month, one-year, five-year and ten-year periods ending February 28, 2015. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of the appropriate Morningstar Index and Lipper classification average.

Nuveen Strategy Aggressive Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2015?

The Fund’s Class A Shares at NAV underperformed the Morningstar Index and outperformed the Lipper classification average for the six-month reporting period ended February 28, 2015.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of a high level of capital growth. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 90% stock funds with the remaining 10% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds, closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

During this reporting period, the Fund’s performance benefited from an overweight to real estate as well as an overweight to alternative fixed income relative to core fixed income and emerging market bonds. After a brief setback in September 2014, real estate continued its strong performance through the end of January 2015. This strength was primarily driven by the low interest rate environment and the segment’s attractive yields relative to other asset classes. However, real estate started to weaken in February as markets began to contemplate rate hikes from the Federal Reserve. Fortunately, we reduced the Fund’s exposure to real estate near the peak in January based on the strong performance up to that point. We continued to monitor real estate and will look to add exposure back if the market weakens further.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

The outperformance from alternative fixed income was driven mostly by an allocation to high yield municipal bonds as well as an underweight to emerging market bonds. Despite a sell-off at the end of 2013 and fears of a potential Puerto Rican credit event in mid-2014, high yield municipals generated strong returns during the reporting period and continued to offer attractive yields. Emerging market bonds, on the other hand, were weak during the reporting period as rate hike fears grew and commodities sold off.

Throughout the reporting period, we also tactically used equity and fixed income futures to adjust the Fund’s mix. Due to generally higher equity prices and fluctuating interest rates, the futures contracts had a moderately negative impact on performance as gains in large- and mid-cap futures were offset by small-cap short futures losses.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2015?

In an effort to achieve its objective of providing a high level of capital growth, the majority of the Nuveen Strategy Aggressive Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Aggressive Growth Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Dividend Value Fund	10.0%
Nuveen International Growth Fund	8.8%
Nuveen Tradewinds International Value Fund	8.7%
Nuveen Tactical Market Opportunities Fund	7.2%
Nuveen High Yield Municipal Bond Fund	4.7%

Our tactical asset allocation throughout the reporting period featured a relatively neutral overall equity allocation position. However, within the Fund’s equity exposure, the strategy had an underweight position in small-cap domestic stocks balanced by an overweight to large-cap domestic stocks and foreign developed market stocks. Domestic equities continued to represent the largest weight in the Fund’s portfolio with the majority of the exposure coming from large-cap stock funds. We continued to seek broad diversification in the Fund’s large-cap portfolio given the significant weight it represents. Our diversification process resulted in allocations to a number of Nuveen Funds focused on a range of value, core and growth stocks to achieve the Fund’s domestic large-cap equity exposure. We also continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. For example, we continued to hold S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® E-Mini futures to reduce its allocation to small-cap stocks.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. We tactically added a long position in U.S. dollar denominated Nikkei 225 Index futures after the Bank of Japan surprised the market with additional quantitative easing measures. This position was held during most of the reporting period and sold for a gain. We subsequently rotated out of the Nikkei exposure and into MSCI EAFE Mini Index futures upon the announcement of quantitative easing by the European Central Bank. Outside of these tactical changes, the Fund’s international equity allocation remained relatively unchanged during the reporting period. However, we also used MSCI EAFE Mini Index and MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. The alternative exposure also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. We continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds. Rates were somewhat volatile during the reporting period and we took advantage of the

6	Nuveen Investments

volatility by adding Ultra U.S. Treasury Bond futures after bonds sold off in February. We also covered a short position in U.S. 5-year Treasury Notes in mid-September after the front end of the Treasury yield curve sold off meaningfully.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

Commodities experienced significant underperformance early in the reporting period. Therefore, we transitioned the Fund from an underweight in commodities to a neutral position by increasing its exposure to the Nuveen Gresham Diversified Commodity Strategy Fund. This change proved to be too early as commodities continued to underperform. However, we continued to monitor the commodities market for changes in fundamentals and looked to take advantage of further weakness by either adding exposure or selling options on commodities to harvest the extremely high volatility premiums.

As mentioned above, the Fund benefited from an overweight position in real estate for much of the reporting period, which we reduced in January. The Fund’s real estate exposure was primarily achieved through a position in the Nuveen Real Estate Securities Fund. We made no other tactical shifts to the Fund’s real assets exposure.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Balanced Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2015?

The Fund’s Class A Shares at NAV outperformed the Morningstar Index and underperformed the Lipper classification average for the six-month reporting period ended February 28, 2015.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of capital growth and current income. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% stock funds with the remaining 40% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds, closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

During the reporting period, the Fund’s outperformance of the Morningstar Index was primarily due to an overweight to real estate as well as an overweight to alternative fixed income relative to core fixed income and emerging market bonds. After a brief setback in September 2014, real estate continued its strong performance through the end of January 2015. This strength was primarily driven by the low interest rate environment and the segment’s attractive yields relative to other asset classes. However, real estate started to weaken in February as markets began to contemplate rate hikes from the Federal Reserve. Fortunately, we reduced the Fund’s exposure to real estate near the peak in January based on the strong performance up to that point. We continued to monitor real estate and will look to add exposure back if the market weakens further.

The outperformance from alternative fixed income was driven mostly by an allocation to high yield municipal bonds as well as an underweight to emerging market bonds. Despite a sell-off at the end of 2013 and fears of a potential Puerto Rican credit event in mid-2014, high yield municipals generated strong returns during the reporting period and continued to offer attractive yields. Emerging market bonds, on the other hand, were weak during the reporting period as rate hike fears grew and commodities sold off.

Nuveen Investments	7

Portfolio Managers’ Comments (continued)

The Fund’s results did not keep pace with the Lipper classification average. The shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category, and therefore lower foreign exposure. This positioning generally proved beneficial for the Fund’s Lipper peers given the significant performance advantage of U.S. markets in 2014.

Throughout the reporting period, we also tactically used equity and fixed income futures to adjust the Fund’s mix. Due to generally higher equity prices and fluctuating interest rates, the futures contracts had a moderately negative impact on performance as gains in large- and mid-cap futures were offset by small-cap short futures losses.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2015?

In an effort to achieve its objective of providing both capital growth and current income, the majority of the Nuveen Strategy Balanced Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Balanced Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Tactical Market Opportunities Fund	9.1%
Nuveen Core Bond Fund	7.6%
Nuveen Core Plus Bond Fund	7.3%
Nuveen High Yield Municipal Bond Fund	6.2%
Nuveen Dividend Value Fund	5.6%

Our tactical asset allocation throughout the reporting period featured a relatively neutral overall equity allocation position. However, within the Fund’s equity exposure, the strategy had an underweight position in small-cap domestic stocks balanced by an overweight to large-cap domestic stocks and foreign developed market stocks. Domestic equities continued to represent the largest weight in the Fund’s portfolio with the majority of the exposure coming from large-cap stock funds. We continued to seek broad diversification in the Fund’s large-cap portfolio given the significant weight it represents. Our diversification process resulted in allocations to a number of Nuveen Funds focused on a range of value, core and growth stocks to achieve the Fund’s domestic large-cap equity exposure. We also continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. For example, we continued to hold S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® E-Mini futures to reduce its allocation to small-cap stocks.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. We tactically added a long position in U.S. dollar denominated Nikkei 225 Index futures after the Bank of Japan surprised the market with additional quantitative easing measures. This position was held during most of the reporting period and sold for a gain. We subsequently rotated out of the Nikkei exposure and into MSCI EAFE Mini Index futures upon the announcement of quantitative easing by the European Central Bank. Outside of these tactical changes, the Fund’s international equity allocation remained relatively unchanged during the reporting period. However, we also used MSCI EAFE Mini Index and MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. The alternative exposure also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. We continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds. Rates were somewhat volatile during the reporting period and we took advantage of the

8	Nuveen Investments

volatility by adding Ultra U.S. Treasury Bond futures after bonds sold off in February. We also covered a short position in U.S. 5-year Treasury Notes in mid-September after the front end of the Treasury yield curve sold off meaningfully.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

Commodities experienced significant underperformance early in the reporting period. Therefore, we transitioned the Fund from an underweight in commodities to a neutral position by increasing its exposure to the Nuveen Gresham Diversified Commodity Strategy Fund. This change proved to be too early as commodities continued to underperform. However, we continued to monitor the commodities market for changes in fundamentals and looked to take advantage of further weakness by either adding exposure or selling options on commodities to harvest the extremely high volatility premiums.

As mentioned above, the Fund benefited from an overweight position in real estate for much of the reporting period, which we reduced in January. The Fund’s real estate exposure was primarily achieved through a position in the Nuveen Real Estate Securities Fund. We made no other tactical shifts to the Fund’s real assets exposure.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Conservative Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2015?

The Fund’s Class A Shares at NAV outperformed the Morningstar Index and underperformed the Lipper classification average for the six-month reporting period ended February 28, 2015.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of a high level of current income consistent with limited risk to capital. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% allocated to fixed income and commodities, 30% equity funds and 10% absolute return funds and other securities including exchange-traded funds, closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

During this reporting period, the Fund’s performance benefited from an overweight to alternative fixed income relative to core fixed income and emerging market bonds. The outperformance from alternative fixed income was driven mostly by an allocation to high yield municipal bonds as well as an underweight to emerging market bonds. Despite a sell-off at the end of 2013 and fears of a potential Puerto Rican credit event in mid-2014, high yield municipals generated strong returns during the reporting period and continued to offer attractive yields. Emerging market bonds, on the other hand, were weak during the reporting period as rate hike fears grew and commodities sold off.

An overweight to real estate also proved beneficial to the Fund’s returns. After a brief setback in September 2014, real estate continued its strong performance through the end of January 2015. This strength was primarily driven by the low interest rate environment and the segment’s attractive yields relative to other asset classes. However, real estate started to weaken in February as markets began to contemplate rate hikes from the Federal Reserve. Fortunately, we reduced the Fund’s exposure to real estate near the peak in January based on the strong performance up to that point. We continued to monitor real estate and will look to add exposure back if the market weakens further.

Nuveen Investments	9

Portfolio Managers’ Comments (continued)

On the other hand, the Fund’s results did not keep pace with the Lipper classification average. The shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category and therefore lower foreign exposure. This positioning generally proved beneficial for the Fund’s Lipper peers given the significant performance advantage of U.S. markets in 2014.

Throughout the reporting period, we also tactically used fixed income and equity futures to adjust the Fund’s mix. Due to fluctuating interest rates and generally higher equity prices, the futures contracts had a moderately negative impact on performance as gains in large- and mid-cap futures were offset by small-cap short futures losses.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2015?

In an effort to achieve its objective of providing a high level of current income with limited risk to capital, the majority of the Nuveen Strategy Conservative Allocation Fund continued to be positioned in fixed income securities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Conservative Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Core Plus Bond Fund	14.5%
Nuveen Core Bond Fund	14.0%
Nuveen Tactical Market Opportunities Fund	10.0%
Nuveen Short Term Bond Fund	8.2%
Nuveen Strategic Income Fund	6.6%

Our tactical asset allocation throughout the reporting period featured a continued overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. The alternative exposure also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. We continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds. Rates were somewhat volatile during the reporting period and we took advantage of the volatility by adding Ultra U.S. Treasury Bond futures after bonds sold off in February. We also covered a short position in U.S. 5-year Treasury Notes in mid-September after the front end of the Treasury yield curve sold off meaningfully.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

The Fund was relatively neutral overall in its equity allocation position with most of the exposure coming from large-cap domestic stock funds. We continued to seek broad diversification in the Fund’s domestic large-cap exposure through allocations to a number of Nuveen Funds focused on a range of value, core and growth stocks. We also continued to make tactical adjustments to the Fund’s equity strategy where possible using futures contracts. We continued to hold S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® E-Mini futures to reduce its allocation to small-cap stocks.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. We tactically added a long position in U.S. dollar denominated Nikkei 225 Index futures after the

10	Nuveen Investments

Bank of Japan surprised the market with additional quantitative easing measures. The Fund held this position during most of the reporting period, but then we sold it for a gain. After rotating out of the Nikkei exposure, we added MSCI EAFE Mini Index futures upon the announcement of quantitative easing by the European Central Bank. Outside of these tactical changes, the Fund’s international equity allocation remained relatively unchanged during the reporting period. However, we also used MSCI EAFE Mini Index and MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Commodities experienced significant underperformance early in the reporting period. Therefore, we transitioned the Fund from an underweight in commodities to a neutral position by increasing its exposure to the Nuveen Gresham Diversified Commodity Strategy Fund. This change proved to be too early as commodities continued to underperform. However, we continued to monitor the commodities market for changes in fundamentals and looked to take advantage of further weakness by either adding exposure or selling options on commodities to harvest the extremely high volatility premiums.

In terms of the real assets segment, the Fund benefited from a small overweight in real estate for much of the reporting period, which we reduced in January. The Fund’s real estate exposure was primarily achieved through a position in the Nuveen Real Estate Securities Fund and subsequently sold this position in January. We made no other tactical shifts to the Fund’s real assets exposure.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Strategy Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2015?

The Fund’s Class A Shares at NAV outperformed the Morningstar Index and underperformed the Lipper classification average for the six-month reporting period ended February 28, 2015.

This Fund is a “fund of funds,” which means it invests primarily in a variety of other Nuveen managed funds as it seeks to achieve its investment objective of capital growth with a moderate level of current income. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 75% stock funds with the remaining 25% allocated to fixed income, commodities, absolute return funds and other securities including exchange-traded funds, closed-end investment companies and other non-money market investment companies not affiliated with the Fund. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

During this reporting period, the Fund’s outperformance of the Morningstar Index was primarily due to an overweight to real estate as well as an overweight to alternative fixed income relative to core fixed income and emerging market bonds. After a brief setback in September 2014, real estate continued its strong performance through the end of January 2015. This strength was primarily driven by the low interest rate environment and the segment’s attractive yields relative to other asset classes. However, real estate started to weaken in February as markets began to contemplate rate hikes from the Federal Reserve. Fortunately, we reduced the Fund’s exposure to real estate near the peak in January based on the strong performance up to that point. We continued to monitor real estate and will look to add exposure back if the market weakens further.

The outperformance from alternative fixed income was driven mostly by an allocation to high yield municipal bonds as well as an underweight to emerging market bonds. Despite a sell-off at the end of 2013 and fears of a potential Puerto Rican credit event in mid-2014, high yield municipals generated strong returns during the reporting period and continued to offer attractive yields. Emerging market bonds, on the other hand, were weak during the reporting period as rate hike fears grew and commodities sold off.

On the other hand, the Fund’s results did not keep pace with the Lipper classification average. The shortfall was primarily the result of greater exposure to domestic assets for the funds in the Lipper category, and therefore lower foreign exposure. This positioning generally proved beneficial for the Fund’s Lipper peers given the significant performance advantage of U.S. markets in 2014.

Nuveen Investments	11

Portfolio Managers’ Comments (continued)

Throughout the reporting period, we also tactically used equity and fixed income futures to adjust the Fund’s mix. Due to generally higher equity prices and fluctuating interest rates, the futures contracts had a moderately negative impact on performance as gains in large- and mid-cap futures were offset by small-cap short futures losses.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2015?

In an effort to achieve its objective of providing capital growth with a moderate level of current income, the majority of the Nuveen Strategy Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (six to twelve month) time frames.

At the end of the reporting period, the Nuveen Strategy Growth Allocation Fund’s top five holdings were:

Holding	Weighting
Nuveen Tactical Market Opportunities Fund	8.3%
Nuveen Dividend Value Fund	8.2%
Nuveen High Yield Municipal Bond Fund	5.9%
Nuveen International Growth Fund	5.6%
Nuveen Tradewinds International Value Fund	5.4%

Our tactical asset allocation throughout the reporting period featured a relatively neutral overall equity allocation position. However, within the Fund’s equity exposure, the strategy had an underweight position in small-cap domestic stocks balanced by an overweight to large-cap domestic stocks and foreign developed market stocks. Domestic equities continued to represent the largest weight in the Fund’s portfolio with the majority of the exposure coming from large-cap stock funds. We continued to seek broad diversification in the Fund’s large-cap portfolio given the significant weight it represents. Our diversification process resulted in allocations to a number of Nuveen Funds focused on a range of value, core and growth stocks to achieve the Fund’s domestic large-cap equity exposure. We also continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. For example, we continued to hold S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® E-Mini futures to reduce its allocation to small-cap stocks.

Within the Fund’s international equity allocation, we continued to emphasize significant diversification, while also utilizing futures contracts for tactical adjustments. We tactically added a long position in U.S. dollar denominated Nikkei 225 Index futures after the Bank of Japan surprised the market with additional quantitative easing measures. This position was held during most of the reporting period and sold for a gain. We subsequently rotated out of the Nikkei exposure and into MSCI EAFE Mini Index futures upon the announcement of quantitative easing by the European Central Bank. Outside of these tactical changes, the Fund’s international equity allocation remained relatively unchanged during the reporting period. However, we also used MSCI EAFE Mini Index and MSCI Emerging Markets Index futures in conjunction with the underlying developed and emerging market funds to maintain broader diversification in the Fund’s portfolio.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. The alternative exposure also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. We continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds. Rates were somewhat volatile during the reporting period and we took advantage of the volatility by adding Ultra U.S. Treasury Bond futures after bonds sold off in February. We also covered a short position in U.S. 5-year Treasury Notes in mid-September after the front end of the Treasury yield curve sold off meaningfully.

To offset part of the Fund’s tactical underweight to core fixed income, we continued to favor a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by

12	Nuveen Investments

providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed Fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

Commodities experienced significant underperformance early in the reporting period. Therefore, we transitioned the Fund from an underweight in commodities to a neutral position by increasing its exposure to the Nuveen Gresham Diversified Commodity Strategy Fund. This change proved to be too early as commodities continued to underperform. However, we continued to monitor the commodities market for changes in fundamentals and looked to take advantage of further weakness by either adding exposure or selling options on commodities to harvest the extremely high volatility premiums.

As mentioned above, the Fund benefited from an overweight position in real estate for much of the reporting period, which we reduced in January. The Fund’s real estate exposure was primarily achieved through a position in the Nuveen Real Estate Securities Fund. We made no other tactical shifts to the Fund’s real assets exposure.

We made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the end of the reporting period, the Fund’s cash level was negligible with enough to accommodate requirements for daily cash flows and futures collateral.

Nuveen Investments	13

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Asset allocation funds invest in various underlying funds (primarily Nuveen funds). Generally, your cost to invest in asset allocation funds will be greater than the cost to invest in shares of the underlying funds. Asset allocation funds are exposed to the risks of the underlying funds in proportion to each fund’s allocation. These risks include, but are not limited to, volatility related to small- and mid-cap stocks, the potential high volatility of commodities, foreign securities risk, and credit and interest-rate risk related to debt securities. The Funds’ potential use of derivative instruments involves a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount invested.

Dividend Information

Nuveen Strategy Conservative Allocation Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects the Fund’s past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, it may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. The Fund will, over time, pay all its net investment income as dividends to shareholders.

As of February 28, 2015, all of the Funds in this report had positive UNII balances based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

All dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of a Fund’s monthly distributions was sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes the composition and per share amounts of each Fund’s dividends for the reporting period are presented in the Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6—Income Tax Information within the Notes to Financial Statements of this report.

14	Nuveen Investments

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect an agreement by the investment adviser to waive certain fees and/or reimburse expenses during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	15

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Aggressive Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.86%	5.81%	10.87%	6.55%
Class A Shares at maximum Offering Price	(4.96)%	(0.28)%	9.55%	5.93%
Morningstar Aggressive Target Risk Index	1.01%	7.19%	12.39%	7.55%
Lipper Flexible Portfolio Funds Classification Average	(0.17)%	3.94%	8.71%	5.85%

Class C Shares	0.47%	5.05%	10.06%	5.76%
Class R3 Shares	0.71%	5.58%	10.60%	6.30%
Class I Shares	1.00%	6.14%	11.15%	6.82%

Average Annual Total Returns as of March 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.48%	5.51%	9.40%	6.69%
Class A Shares at maximum Offering Price	(2.50)%	(0.58)%	8.11%	6.06%
Class C Shares	3.11%	4.66%	8.58%	5.89%
Class R3 Shares	3.36%	5.20%	9.13%	6.44%
Class I Shares	3.62%	5.77%	9.67%	6.96%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.59%	2.34%	1.84%	1.34%
Net Expense Ratios*	1.44%	2.19%	1.69%	1.19%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2016, so that total annual Fund operating expenses, after fee waivers and/or expenses reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 0.75%, and 0.25% for Class A, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	The expense ratios include acquired fund fees and expenses of 0.94%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

16	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.00%	5.87%	9.17%	6.14%
Class A Shares at maximum Offering Price	(4.83)%	(0.24)%	7.89%	5.51%
Morningstar Moderate Target Risk Index	0.66%	5.41%	9.26%	6.73%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average	1.57%	5.96%	8.82%	5.58%

Class C Shares	0.67%	5.20%	8.36%	5.36%
Class R3 Shares	0.85%	5.63%	8.89%	5.87%
Class I Shares	1.13%	6.14%	9.44%	6.41%

Average Annual Total Returns as of March 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.09%	5.46%	8.12%	6.26%
Class A Shares at maximum Offering Price	(2.87)%	(0.57)%	6.85%	5.64%
Class C Shares	2.71%	4.70%	7.32%	5.47%
Class R3 Shares	2.97%	5.31%	7.85%	6.00%
Class I Shares	3.31%	5.82%	8.41%	6.53%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.37%	2.12%	1.62%	1.12%
Net Expense Ratios*	1.33%	2.08%	1.58%	1.08%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2016, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 0.75%, and 0.25% for Class A, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	The expense ratios include acquired fund fees and expenses of 0.83%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	17

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Conservative Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	0.59%	4.64%	6.86%	5.40%
Class A Shares at maximum Offering Price	(5.21)%	(1.41)%	5.60%	4.78%
Morningstar Moderately Conservative Target Risk Index	0.46%	4.21%	7.29%	5.86%
Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average	0.90%	4.54%	6.66%	4.77%

Class C Shares	0.14%	3.82%	6.06%	4.60%
Class R3 Shares	0.35%	4.37%	6.58%	5.12%
Class I Shares	0.57%	4.83%	7.13%	5.65%

Average Annual Total Returns as of March 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.97%	4.20%	6.22%	5.47%
Class A Shares at maximum Offering Price	(3.86)%	(1.83)%	4.98%	4.85%
Class C Shares	1.53%	3.38%	5.42%	4.67%
Class R3 Shares	1.82%	3.93%	5.96%	5.20%
Class I Shares	2.12%	4.48%	6.48%	5.73%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.29%	2.04%	1.53%	1.04%
Net Expense Ratios*	1.22%	1.97%	1.47%	0.97%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2016, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 0.75%, and 0.25% for Class A, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	The expense ratios include acquired fund fees and expenses of 0.72%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

18	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of February 28, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.26%	6.48%	10.17%	6.45%
Class A Shares at maximum Offering Price	(4.55)%	0.37%	8.86%	5.82%
Morningstar Moderately Aggressive Target Risk Index	0.82%	6.33%	11.02%	7.27%
Lipper Mixed-Asset Target Allocation Growth Funds Classification Average	2.62%	7.73%	10.43%	6.22%

Class C Shares	0.84%	5.68%	9.35%	5.66%
Class R3 Shares	1.13%	6.25%	9.89%	6.18%
Class I Shares	1.45%	6.81%	10.46%	6.71%

Average Annual Total Returns as of March 31, 2015 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.69%	6.04%	8.90%	6.57%
Class A Shares at maximum Offering Price	(2.29)%	(0.05)%	7.62%	5.94%
Class C Shares	3.33%	5.32%	8.09%	5.79%
Class R3 Shares	3.52%	5.81%	8.64%	6.31%
Class I Shares	3.79%	6.30%	9.18%	6.84%

Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios*	1.49%	2.24%	1.74%	1.24%
Net Expense Ratios*	1.40%	2.15%	1.65%	1.15%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through December 31, 2016, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 0.75%, and 0.25% for Class A, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	The expense ratios include acquired fund fees and expenses of 0.90%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	19

Holding

Summaries as of February 28, 2015

This data relates to the securities held in each Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

Nuveen Strategy Aggressive Growth Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	7.2%
Affiliated Commodity Funds	3.6%
Affiliated Equity Funds	79.1%
Affiliated Fixed Income Funds	8.3%
Money Market Funds	0.7%
U.S. Government and Agency Obligations	1.4%
Other Assets Less Liabilities	(0.3)%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	7.2%	1.20%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	3.6%	(21.95)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	10.0%	9.59%
Nuveen International Growth Fund (Class I)	8.8%	(7.12)%
Nuveen Large Cap Core Fund (Class I)	4.1%	18.80%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	3.2%	9.68%
Nuveen Large Cap Select Fund (Class I)	4.1%	13.02%
Nuveen Large Cap Value Fund (Class I)	4.6%	16.12%
Nuveen NWQ Large-Cap Value Fund (Class I)	4.7%	7.78%
Nuveen Real Asset Income Fund (Class I)	1.1%	13.51%
Nuveen Real Estate Securities Fund (Class R6)	1.9%	23.40%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3.2%	16.57%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.3%	4.82%
Nuveen Small Cap Select Fund (Class I)	0.7%	8.88%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Small Cap Value Fund (Class I)	3.4%	6.14%
Nuveen Symphony International Equity Fund (Class I)	3.6%	1.34%
Nuveen Symphony Large-Cap Growth Fund (Class I)	3.2%	14.34%
Nuveen Symphony Low Volatility Equity Fund (Class I)	4.1%	15.12%
Nuveen Tradewinds Emerging Markets Fund (Class I)	3.2%	(3.87)%
Nuveen Tradewinds International Value Fund (Class I)	8.7%	(3.88)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	3.2%	13.18%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class R6)	0.6%	0.13%[1]
Nuveen Global Total Return Bond Fund (Class I)	0.6%	2.19%
Nuveen High Income Bond Fund (Class I)	0.5%	(0.89)%
Nuveen High Yield Municipal Bond Fund (Class I)	4.7%	13.57%
Nuveen Preferred Securities Fund (Class I)	0.4%	7.87%
Nuveen Short Term Bond Fund (Class R6)	1.1%	0.90%[1]
Nuveen Strategic Income Fund (Class R6)	0.2%	4.92%[1]
Nuveen Symphony Credit Opportunities Fund (Class R6)	0.2%	1.10%[2]

1	On January 20, 2015, Nuveen Core Bond Fund, Nuveen Short Term Bond Fund and Nuveen Strategic Income Fund began offering Class R6 Shares. The returns are cumulative since inception.

2	On October 1, 2014, Nuveen Symphony Credit Opportunities Fund began offering Class R6 Shares. The returns are cumulative since inception.

20	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	9.1%
Affiliated Commodity Funds	2.7%
Affiliated Equity Funds	53.1%
Affiliated Fixed Income Funds	34.2%
Money Market Funds	0.1%
U.S. Government and Agency Obligations	1.0%
Other Assets Less Liabilities	(0.2)%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	9.1%	1.20%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	2.7%	(21.95)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	5.6%	9.59%
Nuveen Global Infrastructure Fund (Class I)	1.0%	12.17%
Nuveen International Growth Fund (Class I)	5.2%	(7.12)%
Nuveen Large Cap Core Fund (Class I)	2.6%	18.80%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	2.0%	9.68%
Nuveen Large Cap Select Fund (Class I)	2.6%	13.02%
Nuveen Large Cap Value Fund (Class I)	2.6%	16.12%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.6%	7.78%
Nuveen Real Asset Income Fund (Class I)	1.2%	13.51%
Nuveen Real Estate Securities Fund (Class R6)	1.5%	23.40%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2.1%	16.57%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.7%	4.82%
Nuveen Small Cap Select Fund (Class I)	0.9%	8.88%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Small Cap Value Fund (Class I)	3.6%	6.14%
Nuveen Symphony International Equity Fund (Class I)	2.1%	1.34%
Nuveen Symphony Large-Cap Growth Fund (Class I)	2.1%	14.34%
Nuveen Symphony Low Volatility Equity Fund (Class I)	2.6%	15.12%
Nuveen Tradewinds Emerging Markets Fund (Class I)	1.9%	(3.87)%
Nuveen Tradewinds International Value Fund (Class I)	5.2%	(3.88)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	2.0%	13.18%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	1.1%	9.82%
Nuveen Core Bond Fund (Class R6)	7.6%	0.13%[1]
Nuveen Core Plus Bond Fund (Class R6)	7.3%	4.44%[1]
Nuveen Global Total Return Bond Fund (Class I)	0.6%	2.19%
Nuveen High Income Bond Fund (Class I)	1.8%	(0.89)%
Nuveen High Yield Municipal Bond Fund (Class I)	6.2%	13.57%
Nuveen Preferred Securities Fund (Class I)	0.9%	7.87%
Nuveen Short Term Bond Fund (Class R6)	4.5%	0.90%[1]
Nuveen Strategic Income Fund (Class R6)	3.1%	4.92%[1]
Nuveen Symphony Credit Opportunities Fund (Class R6)	1.1%	1.10%[2]

1	On January 20, 2015, Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Short Term Bond Fund and Nuveen Strategic Income Fund began offering Class R6 Shares. The returns are cumulative since inception.

2	On October 1, 2014, Nuveen Symphony Credit Opportunities Fund began offering Class R6 Shares. The returns are cumulative since inception.

Nuveen Investments	21

Holding Summaries as of February 28, 2015 (continued)

Nuveen Strategy Conservative Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	10.0%
Affiliated Commodity Funds	1.8%
Affiliated Equity Funds	31.6%
Affiliated Fixed Income Funds	55.8%
U.S. Government and Agency Obligations	0.5%
Other Assets Less Liabilities	0.3%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	10.0%	1.20%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	1.8%	(21.95)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	4.0%	9.59%
Nuveen Global Infrastructure Fund (Class I)	3.0%	12.17%
Nuveen International Growth Fund (Class I)	2.1%	(7.12)%
Nuveen Large Cap Core Fund (Class I)	1.3%	18.80%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	1.0%	9.68%
Nuveen Large Cap Select Fund (Class I)	1.3%	13.02%
Nuveen Large Cap Value Fund (Class I)	2.0%	16.12%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.0%	7.78%
Nuveen Real Asset Income Fund (Class I)	1.0%	13.51%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1.0%	16.57%
Nuveen Small Cap Growth Opportunities Fund (Class I)	1.9%	4.82%
Nuveen Small Cap Select Fund (Class I)	2.1%	8.88%
Nuveen Small Cap Value Fund (Class I)	1.9%	6.14%
Nuveen Symphony International Equity Fund (Class I)	1.1%	1.34%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.1%	14.34%
Nuveen Symphony Low Volatility Equity Fund (Class I)	1.3%	15.12%
Nuveen Tradewinds Emerging Markets Fund (Class I)	0.9%	(3.87)%
Nuveen Tradewinds International Value Fund (Class I)	1.6%	(3.88)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	1.0%	13.18%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	2.0%	9.82%
Nuveen Core Bond Fund (Class R6)	14.0%	0.13%[1]
Nuveen Core Plus Bond Fund (Class R6)	14.5%	4.44%[1]
Nuveen Global Total Return Bond Fund (Class I)	0.5%	2.19%
Nuveen High Income Bond Fund (Class I)	1.3%	(0.89)%
Nuveen High Yield Municipal Bond Fund (Class I)	5.0%	13.57%
Nuveen Inflation Protected Securities Fund (Class R6)	2.5%	3.13%[1]
Nuveen Preferred Securities Fund (Class I)	0.5%	7.87%
Nuveen Short Term Bond Fund (Class R6)	8.2%	0.90%[1]
Nuveen Strategic Income Fund (Class R6)	6.6%	4.92%[1]
Nuveen Symphony Credit Opportunities Fund (Class R6)	0.7%	1.10%[2]

1	On January 20, 2015, Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Short Term Bond Fund and Nuveen Strategic Income Fund began offering Class R6 Shares. The returns are cumulative since inception.

2	On October 1, 2014, Nuveen Symphony Credit Opportunities Fund began offering Class R6 Shares. The returns are cumulative since inception.

22	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Fund Allocation

(% of net assets)

Affiliated Absolute Return Funds	8.3%
Affiliated Commodity Funds	2.7%
Affiliated Equity Funds	70.4%
Affiliated Fixed Income Funds	17.7%
Money Market Funds	0.3%
U.S. Government and Agency Obligations	1.0%
Other Assets Less Liabilities	(0.4)%
Net Assets	100%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	8.3%	1.20%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	2.7%	(21.95)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	8.2%	9.59%
Nuveen Global Infrastructure Fund (Class I)	1.2%	12.17%
Nuveen International Growth Fund (Class I)	5.6%	(7.12)%
Nuveen Large Cap Core Fund (Class I)	4.2%	18.8%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	3.2%	9.68%
Nuveen Large Cap Select Fund (Class I)	4.2%	13.02%
Nuveen Large Cap Value Fund (Class I)	4.2%	16.12%
Nuveen NWQ Large-Cap Value Fund (Class I)	3.9%	7.78%
Nuveen Real Asset Income Fund (Class I)	1.3%	13.51%
Nuveen Real Estate Securities Fund (Class R6)	1.9%	23.40%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3.2%	16.57%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.8%	4.82%
Nuveen Small Cap Select Fund (Class I)	0.9%	8.88%

Affiliated Equity Funds (continued)	Weighting (% of net assets)	1-Year Average Annual Total Returns
Nuveen Small Cap Value Fund (Class I)	3.7%	6.14%
Nuveen Symphony International Equity Fund (Class I)	2.8%	1.34%
Nuveen Symphony Large-Cap Growth Fund (Class I)	3.2%	14.34%
Nuveen Symphony Low Volatility Equity Fund (Class I)	4.3%	15.12%
Nuveen Tradewinds Emerging Markets Fund (Class I)	2.1%	(3.87)%
Nuveen Tradewinds International Value Fund (Class I)	5.4%	(3.88)%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	3.1%	13.18%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	0.5%	9.82%
Nuveen Core Bond Fund (Class R6)	1.9%	4.79%[1]
Nuveen Core Plus Bond Fund (Class R6)	1.8%	4.44%[1]
Nuveen Global Total Return Bond Fund (Class I)	0.5%	2.19%
Nuveen High Income Bond Fund (Class I)	1.8%	(0.89)%
Nuveen High Yield Municipal Bond Fund (Class I)	5.9%	13.57%
Nuveen Preferred Securities Fund (Class I)	1.4%	7.87%
Nuveen Short Term Bond Fund (Class R6)	2.2%	0.90%[1]
Nuveen Strategic Income Fund (Class R6)	0.7%	4.92%[1]
Nuveen Symphony Credit Opportunities Fund (Class R6)	1.0%	1.1%[2]

1	On January 20, 2015, Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Short Term Bond Fund and Nuveen Strategic Income Fund began offering Class R6 Shares. The returns are cumulative since inception.

2	On October 1, 2014, Nuveen Symphony Credit Opportunities Fund began offering Class R6 Shares. The returns are cumulative since inception.

Nuveen Investments	23

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 28, 2015.

The beginning of the period is September 1, 2014.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

In addition to the fees and expenses which the Funds bears directly; the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These underlying fees and expenses are not reflected in the expenses shown in the tables.

Nuveen Strategy Aggressive Growth Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,008.60	$1,004.70	$1,007.10	$1,010.00
Expenses Incurred During the Period	$2.49	$6.21	$3.73	$1.25
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During the Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

24	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,010.00	$1,006.70	$1,008.50	$1,011.30
Expenses Incurred During the Period	$2.49	$6.22	$3.73	$1.25
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During the Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Conservative Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,005.90	$1,001.40	$1,003.50	$1,005.70
Expenses Incurred During the Period	$2.49	$6.20	$3.73	$1.24
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During the Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Growth Allocation Fund

	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,012.60	$1,008.40	$1,011.30	$1,014.50
Expenses Incurred During the Period	$2.50	$6.22	$3.74	$1.25
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.32	$1,018.60	$1,021.08	$1,023.55
Expenses Incurred During the Period	$2.51	$6.26	$3.76	$1.25

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.50%, 1.25%, 0.75% and 0.25% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Investments	25

Shareholder Meeting Report

A special shareholder meeting was held in the offices of Nuveen Investments on August 5, 2014 for Nuveen Strategy Aggressive Growth Allocation Fund and Nuveen Strategy Growth Allocation Fund; at this meeting the shareholders were asked to vote to approve a new investment management agreement, to approve a new sub-advisory agreement, to approve revisions to, or elimination of, certain fundamental investment policies and to elect Board Members. The meeting was subsequently adjourned for Nuveen Strategy Aggressive Growth Allocation Fund and Nuveen Strategy Growth Allocation Fund to August 15, 2014 and again to September 19, 2014.

	Nuveen Strategy Aggressive Growth Allocation Fund	Nuveen Strategy Growth Allocation Fund
To approve a new investment management agreement between each Fund and Nuveen Fund Advisors, LLC.
For	3,081,271	6,855,672
Against	48,860	161,293
Abstain	156,635	358,850
Broker Non-Votes	1,212,265	2,777,664
Total	4,499,031	10,153,479

To approve a new sub-advisory agreement between Nuveen Fund Advisors and Nuveen Asset Management, LLC.
For	3,125,463	6,880,012
Against	50,522	176,862
Abstain	110,781	318,938
Broker Non-Votes	1,212,265	2,777,667
Total	4,499,031	10,153,479

To approve revisions to, or elimination of, certain fundamental investment policies:

a. Revise the fundamental policy related to the purchase and sale of commodities.
For	3,112,837	6,831,474
Against	59,219	208,711
Abstain	114,709	335,626
Broker Non-Votes	1,212,266	2,777,668
Total	4,499,031	10,153,479

26	Nuveen Investments

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.2%

	ABSOLUTE RETURN FUNDS – 7.2%

	Affiliated Absolute Return Funds – 7.2%

672,007	Nuveen Tactical Market Opportunities Fund (Class I)	$7,109,832
	Total Absolute Return Funds (cost $7,254,149)	7,109,832

	COMMODITY FUNDS – 3.6%

	Affiliated Commodity Funds – 3.6%

246,659	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	3,569,162
	Total Commodity Funds (cost $4,285,000)	3,569,162

	EQUITY FUNDS – 79.1%

	Affiliated Equity Funds – 79.1%

583,656	Nuveen Dividend Value Fund (Class R6)	9,811,255

219,692	Nuveen International Growth Fund (Class I)	8,620,723

146,259	Nuveen Large Cap Core Fund (Class I)	4,063,068

80,422	Nuveen Large Cap Growth Opportunities Fund (Class R6)	3,130,829

187,955	Nuveen Large Cap Select Fund (Class I)	4,003,433

171,099	Nuveen Large Cap Value Fund (Class I)	4,484,506

364,855	Nuveen NWQ Large-Cap Value Fund (Class I)	4,575,276

45,714	Nuveen Real Asset Income Fund (Class I)	1,104,903

75,667	Nuveen Real Estate Securities Fund (Class R6)	1,878,811

84,347	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3,118,293

125,326	Nuveen Small Cap Growth Opportunities Fund (Class I)	3,254,727

51,468	Nuveen Small Cap Select Fund (Class I)	684,529

169,177	Nuveen Small Cap Value Fund (Class I)	3,342,934

187,770	Nuveen Symphony International Equity Fund (Class I)	3,580,770

90,806	Nuveen Symphony Large-Cap Growth Fund (Class I)	3,137,346

146,821	Nuveen Symphony Low Volatility Equity Fund (Class I)	4,071,358

126,194	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,098,083

365,900	Nuveen Tradewinds International Value Fund (Class I)	8,594,990

67,472	Nuveen Winslow Large-Cap Growth Fund (Class R6)	3,125,993
	Total Equity Funds (cost $73,450,676)	77,681,827

	FIXED INCOME FUNDS – 8.3%

	Affiliated Fixed Income Funds – 8.3%

56,436	Nuveen Core Bond Fund (Class R6)	575,644

28,938	Nuveen Global Total Return Bond Fund (Class I)	564,861

60,658	Nuveen High Income Bond Fund (Class I)	511,951

269,093	Nuveen High Yield Municipal Bond Fund (Class I)	4,655,314

22,835	Nuveen Preferred Securities Fund (Class I)	396,193

Nuveen Investments	27

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

105,333	Nuveen Short Term Bond Fund (Class R6)					$1,049,114

19,277	Nuveen Strategic Income Fund (Class R6)					218,792

6,282	Nuveen Symphony Credit Opportunities Fund (Class R6)					136,647
	Total Fixed Income Funds (cost $7,747,031)					8,108,516
	Total Long-Term Investments (cost $92,736,856)					96,469,337

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.1%

	Money Market Funds – 0.7%

664,686	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$664,687

	U.S. Government and Agency Obligations – 1.4%

$1,400	U.S. Treasury Bills, (6)	0.000%		11/12/15	AAA	1,398,884
	Total Short-Term Investments (cost $2,063,467)					2,063,571
	Total Investments (cost $94,800,323) – 100.3%					98,532,908
	Other Assets Less Liabilities – (0.3)% (7)					(271,155)
	Net Assets – 100%					$98,261,753

Investments in Derivatives as of February 28, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	63	3/15	$5,907,195	$(4,725)	$397,865
MSCI Emerging Markets Index	Long	58	3/15	2,876,510	(2,610)	242,605
Russell 2000® E-Mini	Short	(70)	3/15	(8,621,200)	42,700	(516,147)
S&P 500® Index	Long	6	3/15	3,154,200	(10,650)	118,070
S&P MidCap 400® E-Mini	Long	48	3/15	7,222,080	(30,720)	431,117
U.S. Treasury Ultra Bond	Long	3	6/15	504,844	1,219	813
				$11,043,629	$(4,786)	$674,323
*	The aggregate Notional Amount at Value of long and short positions is $19,664,829 and $(8,621,200), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statements of Assets and Liabilities, when applicable.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

28	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	ABSOLUTE RETURN FUNDS – 9.1%

	Affiliated Absolute Return Funds – 9.1%

3,021,464	Nuveen Tactical Market Opportunities Fund (Class I)	$31,967,090
	Total Absolute Return Funds (cost $32,945,834)	31,967,090

	COMMODITY FUNDS – 2.7%

	Affiliated Commodity Funds – 2.7%

647,628	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	9,371,174
	Total Commodity Funds (cost $11,329,000)	9,371,174

	EQUITY FUNDS – 53.1%

	Affiliated Equity Funds – 53.1%

1,163,188	Nuveen Dividend Value Fund (Class R6)	19,553,190

325,491	Nuveen Global Infrastructure Fund (Class I)	3,538,089

458,075	Nuveen International Growth Fund (Class I)	17,974,864

330,914	Nuveen Large Cap Core Fund (Class I)	9,192,781

180,752	Nuveen Large Cap Growth Opportunities Fund (Class R6)	7,036,675

426,705	Nuveen Large Cap Select Fund (Class I)	9,088,806

347,329	Nuveen Large Cap Value Fund (Class I)	9,103,506

721,223	Nuveen NWQ Large-Cap Value Fund (Class I)	9,044,141

165,681	Nuveen Real Asset Income Fund (Class I)	4,004,502

204,997	Nuveen Real Estate Securities Fund (Class R6)	5,090,079

198,070	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	7,322,661

499,000	Nuveen Small Cap Growth Opportunities Fund (Class I)	12,959,017

235,975	Nuveen Small Cap Select Fund (Class I)	3,138,464

632,796	Nuveen Small Cap Value Fund (Class I)	12,504,055

385,211	Nuveen Symphony International Equity Fund (Class I)	7,345,965

213,795	Nuveen Symphony Large-Cap Growth Fund (Class I)	7,386,630

327,849	Nuveen Symphony Low Volatility Equity Fund (Class I)	9,091,243

272,783	Nuveen Tradewinds Emerging Markets Fund (Class I)	6,696,815

779,687	Nuveen Tradewinds International Value Fund (Class I)	18,314,850

151,508	Nuveen Winslow Large-Cap Growth Fund (Class R6)	7,019,384
	Total Equity Funds (cost $162,740,246)	185,405,717

	FIXED INCOME FUNDS – 34.2%

	Affiliated Fixed Income Funds – 34.2%

315,946	Nuveen All-American Municipal Bond Fund (Class I)	3,696,573

2,612,212	Nuveen Core Bond Fund (Class R6)	26,644,558

2,199,803	Nuveen Core Plus Bond Fund (Class R6)	25,473,716

102,401	Nuveen Global Total Return Bond Fund (Class I)	1,998,877

Nuveen Investments	29

Nuveen Strategy Balanced Allocation (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

741,239	Nuveen High Income Bond Fund (Class I)					$6,256,056

1,250,745	Nuveen High Yield Municipal Bond Fund (Class I)					21,637,896

183,968	Nuveen Preferred Securities Fund (Class I)					3,191,847

1,591,688	Nuveen Short Term Bond Fund (Class R6)					15,853,211

955,238	Nuveen Strategic Income Fund (Class R6)					10,841,950

179,216	Nuveen Symphony Credit Opportunities Fund (Class R6)					3,897,946
	Total Fixed Income Funds (cost $108,827,186)					119,492,630
	Total Long-Term Investments (cost $315,842,266)					346,236,611

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 0.1%

333,889	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$333,889

	U.S. Government and Agency Obligations – 1.0%

$3,500	U.S. Treasury Bills, (6)	0.000%		11/12/15	AAA	3,497,211
	Total Short-Term Investments (cost $3,830,841)					3,831,100
	Total Investments (cost $319,673,107) – 100.2%					350,067,711
	Other Assets Less Liabilities – (0.2)% (7)					(596,971)
	Net Assets – 100%					$349,470,740

Investments in Derivatives as of February 28, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	181	3/15	$16,971,465	$(13,575)	$1,054,657
MSCI Emerging Markets Index	Long	150	3/15	7,439,250	(6,750)	627,426
Russell 2000® E-Mini	Short	(251)	3/15	(30,913,160)	153,110	(1,850,751)
S&P 500® Index	Long	10	3/15	5,257,000	(17,750)	196,783
S&P MidCap 400® E-Mini	Long	155	3/15	23,321,300	(99,200)	1,392,148
U.S. Treasury Ultra Bond	Long	11	6/15	1,851,094	4,469	2,981
				$23,926,949	$20,304	$1,423,244
*	The aggregate Notional Amount at Value of long and short positions is $54,840,109 and $(30,913,160), respectively.

30	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statements of Assets and Liabilities, when applicable.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

Nuveen Investments	31

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.2%

	ABSOLUTE RETURN FUNDS – 10.0%

	Affiliated Absolute Return Funds – 10.0%

1,150,468	Nuveen Tactical Market Opportunities Fund (Class I)	$12,171,952
	Total Absolute Return Funds (cost $12,723,740)	12,171,952

	COMMODITY FUNDS – 1.8%

	Affiliated Commodity Funds – 1.8%

151,772	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	2,196,142
	Total Commodity Funds (cost $2,609,000)	2,196,142

	EQUITY FUNDS – 31.6%

	Affiliated Equity Funds – 31.6%

288,731	Nuveen Dividend Value Fund (Class R6)	4,853,560

334,113	Nuveen Global Infrastructure Fund (Class I)	3,631,808

65,507	Nuveen International Growth Fund (Class I)	2,570,478

56,859	Nuveen Large Cap Core Fund (Class I)	1,579,538

31,109	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,211,078

77,138	Nuveen Large Cap Select Fund (Class I)	1,643,041

93,002	Nuveen Large Cap Value Fund (Class I)	2,437,573

194,114	Nuveen NWQ Large-Cap Value Fund (Class I)	2,434,187

50,554	Nuveen Real Asset Income Fund (Class I)	1,221,881

31,785	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	1,175,076

88,823	Nuveen Small Cap Growth Opportunities Fund (Class I)	2,306,744

193,763	Nuveen Small Cap Select Fund (Class I)	2,577,048

116,688	Nuveen Small Cap Value Fund (Class I)	2,305,760

68,880	Nuveen Symphony International Equity Fund (Class I)	1,313,547

37,169	Nuveen Symphony Large-Cap Growth Fund Class I)	1,284,199

57,043	Nuveen Symphony Low Volatility Equity Fund (Class I)	1,581,794

44,000	Nuveen Tradewinds Emerging Markets Fund (Class I)	1,080,218

83,809	Nuveen Tradewinds International Value Fund (Class I)	1,968,683

27,677	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,282,275
	Total Equity Funds (cost $34,797,714)	38,458,488

	FIXED INCOME FUNDS – 55.8%

	Affiliated Fixed Income Funds – 55.8%

204,869	Nuveen All-American Municipal Bond Fund (Class I)	2,396,971

1,666,542	Nuveen Core Bond Fund (Class R6)	16,998,727

1,520,236	Nuveen Core Plus Bond Fund (Class R6)	17,604,332

33,070	Nuveen Global Total Return Bond Fund (Class I)	645,529

182,831	Nuveen High Income Bond Fund (Class I)	1,543,096

32	Nuveen Investments

Shares	Description (1), (2)				Value

	Affiliated Fixed Income Funds (continued)

355,686	Nuveen High Yield Municipal Bond Fund (Class I)				$6,153,367

272,011	Nuveen Inflation Protected Securities Fund (Class R6)				3,049,244

35,690	Nuveen Preferred Securities Fund (Class I)				619,223

1,008,174	Nuveen Short Term Bond Fund (Class R6)				10,041,406

707,875	Nuveen Strategic Income Fund (Class R6)				8,034,382

37,572	Nuveen Symphony Credit Opportunities Fund (Class R6)				817,183
	Total Fixed Income Funds (cost $66,452,909)				67,903,460
	Total Long-Term Investments (cost $116,583,363)				120,730,042

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 0.5%

	U.S. Government and Agency Obligations – 0.5%

$625	U.S. Treasury Bills, (5)	0.000%	11/12/15	AAA	$624,502
	Total Short-Term Investments (cost $624,455)				624,502
	Total Investments (cost $117,207,818) – 99.7%				121,354,544
	Other Assets Less Liabilities – 0.3% (6)				421,897
	Net Assets – 100%				$121,776,441

Investments in Derivatives as of February 28, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	62	3/15	$5,813,430	$(4,650)	$358,642
MSCI Emerging Markets Index	Long	32	3/15	1,587,040	(1,440)	133,851
Russell 2000® E-Mini	Short	(72)	3/15	(8,867,520)	43,920	(530,893)
S&P 500® Index	Short	(4)	3/15	(2,102,800)	7,100	(78,766)
S&P MidCap 400® E-Mini	Long	33	3/15	4,965,180	(21,120)	296,393
U.S. Treasury Ultra Bond	Long	4	6/15	673,125	1,625	1,084
				$2,068,455	$25,435	$180,311
*	The aggregate Notional Amount at Value of long and short positions is $13,038,775 and $(10,970,320), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statements of Assets and Liabilities, when applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

Nuveen Investments	33

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	ABSOLUTE RETURN FUNDS – 8.3%

	Affiliated Absolute Return Funds – 8.3%

1,374,029	Nuveen Tactical Market Opportunities Fund (Class I)	$14,537,223
	Total Absolute Return Funds (cost $14,932,474)	14,537,223

	COMMODITY FUNDS – 2.7%

	Affiliated Commodity Funds – 2.7%

319,357	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	4,621,090
	Total Commodity Funds (cost $5,535,000)	4,621,090

	EQUITY FUNDS – 70.4%

	Affiliated Equity Funds – 70.4%

852,281	Nuveen Dividend Value Fund (Class R6)	14,326,837

186,386	Nuveen Global Infrastructure Fund (Class I)	2,026,021

246,745	Nuveen International Growth Fund (Class I)	9,682,283

262,915	Nuveen Large Cap Core Fund (Class I)	7,303,780

144,583	Nuveen Large Cap Growth Opportunities Fund (Class R6)	5,628,599

344,576	Nuveen Large Cap Select Fund (Class I)	7,339,476

278,432	Nuveen Large Cap Value Fund (Class I)	7,297,713

543,325	Nuveen NWQ Large-Cap Value Fund (Class I)	6,813,291

90,301	Nuveen Real Asset Income Fund (Class I)	2,182,570

136,469	Nuveen Real Estate Securities Fund (Class R6)	3,388,534

149,118	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,512,896

256,708	Nuveen Small Cap Growth Opportunities Fund (Class I)	6,666,713

111,642	Nuveen Small Cap Select Fund (Class I)	1,484,841

326,210	Nuveen Small Cap Value Fund (Class I)	6,445,914

253,003	Nuveen Symphony International Equity Fund (Class I)	4,824,768

163,083	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,634,509

268,340	Nuveen Symphony Low Volatility Equity Fund (Class I)	7,441,055

150,031	Nuveen Tradewinds Emerging Markets Fund (Class I)	3,683,249

397,677	Nuveen Tradewinds International Value Fund (Class I)	9,341,440

116,920	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,416,903
	Total Equity Funds (cost $112,651,468)	122,441,392

	FIXED INCOME FUNDS – 17.7%

	Affiliated Fixed Income Funds – 17.7%

66,239	Nuveen All-American Municipal Bond Fund (Class I)	775,001

323,540	Nuveen Core Bond Fund (Class R6)	3,300,112

276,658	Nuveen Core Plus Bond Fund (Class R6)	3,203,702

46,071	Nuveen Global Total Return Bond Fund (Class I)	899,312

34	Nuveen Investments

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

366,524	Nuveen High Income Bond Fund (Class I)					$3,093,461

595,088	Nuveen High Yield Municipal Bond Fund (Class I)					10,295,016

144,028	Nuveen Preferred Securities Fund (Class I)					2,498,894

378,345	Nuveen Short Term Bond Fund (Class R6)					3,768,315

107,521	Nuveen Strategic Income Fund (Class R6)					1,220,358

82,145	Nuveen Symphony Credit Opportunities Fund (Class R6)					1,786,643
	Total Fixed Income Funds (cost $29,736,326)					30,840,814
	Total Long-Term Investments (cost $162,855,268)					172,440,519

Share/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 0.3%

474,162	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$474,162

	U.S. Government and Agency Obligations – 1.0%

$1,800	U.S. Treasury Bills, (6)	0.000%		11/12/15	AAA	1,798,566
	Total Short-Term Investments (cost $2,272,594)					2,272,728
	Total Investments (cost $165,127,862) – 100.4%					174,713,247
	Other Assets Less Liabilities – (0.4)% (7)					(712,109)
	Net Assets – 100%					$174,001,138

Investments in Derivatives as of February 28, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index	Long	122	3/15	$11,439,330	$(9,150)	$788,706
MSCI Emerging Markets Index	Long	131	3/15	6,496,945	(5,895)	547,952
Russell 2000® E-Mini	Short	(140)	3/15	(17,242,400)	85,400	(1,032,291)
S&P MidCap 400® E-Mini	Long	84	3/15	12,638,640	(53,760)	754,454
U.S. Treasury Ultra Bond	Long	5	6/15	841,406	2,031	1,355
				$14,173,921	$18,626	$1,060,176
*	The aggregate Notional Amount at Value of long and short positions is $31,416,321 and $(17,242,400), respectively.

Nuveen Investments	35

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at broker and/or the receivable or payable for variation margin as presented on the Statements of Assets and Liabilities, when applicable.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

36	Nuveen Investments

Statement of

Assets and Liabilities	February 28, 2015 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Assets
Affiliated long-term investments, at value (cost $92,736,856, $315,842,266, $116,583,363 and $162,855,268, respectively)	$96,469,337	$346,236,611	$120,730,042	$172,440,519
Non-affiliated short-term investments, at value (cost $2,063,467, $3,830,841, $624,455 and $2,272,594, respectively)	2,063,571	3,831,100	624,502	2,272,728
Receivable for:
Dividends	37,112	422,748	206,573	128,892
Investments sold	—	700,000	350,000	—
Reimbursement from Adviser	17,518	6,051	8,850	20,897
Shares sold	146,620	138,578	394,302	89,846
Variation margin on futures contracts	43,919	157,579	52,645	87,431
Other assets	25,725	42,897	49,835	27,740
Total assets	98,803,802	351,535,564	122,416,749	175,068,053
Liabilities
Cash overdraft	—	—	2,627	—
Payable for:
Dividends	—	—	29,850	—
Investments purchased	37,112	422,748	206,573	128,892
Shares redeemed	363,134	1,195,116	212,180	729,076
Variation margin on futures contracts	48,705	137,275	27,210	68,805
Accrued expenses:
Directors fees	22	9,848	18,932	30
Shareholder servicing agent fees	37,432	106,199	26,617	53,647
12b-1 distribution and service fees	22,227	69,207	32,311	40,785
Other	33,417	124,431	84,008	45,680
Total liabilities	542,049	2,064,824	640,308	1,066,915
Net assets	$98,261,753	$349,470,740	$121,776,441	$174,001,138
Class A Shares
Net assets	$55,755,186	$187,462,974	$67,441,105	$96,489,871
Shares outstanding	3,728,245	17,400,599	5,688,635	7,766,454
Net asset value (“NAV”) per share	$14.95	$10.77	$11.86	$12.42
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$15.86	$11.43	$12.58	$13.18
Class C Shares
Net assets	$13,139,473	$40,287,042	$24,449,411	$25,195,242
Shares outstanding	912,871	3,801,478	2,075,270	2,079,710
NAV and offering price per share	$14.39	$10.60	$11.78	$12.11
Class R3 Shares
Net assets	$4,406,935	$6,153,087	$1,589,002	$8,190,548
Shares outstanding	298,275	578,066	134,378	667,871
NAV and offering price per share	$14.77	$10.64	$11.82	$12.26
Class I Shares
Net assets	$24,960,159	$115,567,637	$28,296,923	$44,125,477
Shares outstanding	1,665,247	10,758,034	2,388,984	3,536,153
NAV and offering price per share	$14.99	$10.74	$11.84	$12.48
Net assets consist of:
Capital paid-in	$89,495,665	$305,068,560	$114,194,388	$156,642,496
Undistributed (Over-distribution of) net investment income	305,978	1,797,341	2,283,671	252,891
Accumulated net realized gain (loss)	4,053,202	10,786,991	971,345	6,460,190
Net unrealized appreciation (depreciation)	4,406,908	31,817,848	4,327,037	10,645,561
Net assets	$98,261,753	$349,470,740	$121,776,441	$174,001,138
Authorized shares(1)	10 Billion	10 Billion	10 Billion	10 Billion
Par value per share	$0.01	$0.01	$0.01	$0.01

(1)	Represents authorized shares for Class A, Class C and Class I. Authorized shares for Class R3 is 20 billion.

See accompanying notes to financial statements.

Nuveen Investments	37

Statement of

Operations	Six Months Ended February 28, 2015 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Investment Income
Dividends from affiliated investments	$3,248,208	$10,483,264	$3,382,863	$5,563,227
Interest from non-affiliated investments	448	1,178	202	582
Total investment income	3,248,656	10,484,442	3,383,065	5,563,809
Expenses
Management fees	49,071	178,608	62,117	86,863
12b-1 service fees – Class A Shares	69,319	238,491	87,772	118,733
12b-1 distribution and service fees – Class C Shares	64,121	198,135	121,861	123,044
12b-1 distribution and service fees – Class R3 Shares	11,020	16,512	3,949	19,625
Shareholder servicing agent fees	72,728	220,578	50,783	109,191
Custodian fees	12,144	33,836	14,260	19,114
Directors fees	294	367	275	311
Professional fees	13,973	20,932	13,990	15,918
Shareholder reporting expenses	31,572	59,510	32,168	51,918
Federal and state registration fees	28,200	30,119	30,401	28,666
Other	1,317	2,224	1,360	1,572
Total expenses before fee waiver/expense reimbursement	353,759	999,312	418,936	574,955
Fee waiver/expense reimbursement	(86,622)	(99,654)	(50,061)	(96,394)
Net expenses	267,137	899,658	368,875	478,561
Net investment income (loss)	2,981,519	9,584,784	3,014,190	5,085,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Affiliated investments	1,435,177	9,304,979	539,268	3,452,077
Non-affiliated investments	—	6,889	5,025	(76,528)
Distributions from Underlying Funds	4,386,366	10,764,822	2,925,851	7,014,074
Futures contracts	(746,305)	(955,102)	(752,885)	(1,713,225)
Total net realized gain (loss)	5,075,238	19,121,588	2,717,259	8,676,398
Change in net unrealized appreciation (depreciation) of:
Affiliated investments	(8,052,246)	(26,373,217)	(5,547,655)	(12,738,311)
Non-affiliated investments	(3)	(7)	(1)	9,337
Futures contracts	531,322	691,976	265,364	905,912
Total change in net unrealized appreciation (depreciation)	(7,520,927)	(25,681,248)	(5,282,292)	(11,823,062)
Net realized and unrealized gain (loss)	(2,445,689)	(6,559,660)	(2,565,033)	(3,146,664)
Net increase (decrease) in net assets from operations	$535,830	$3,025,124	$449,157	$1,938,584

See accompanying notes to financial statements.

38	Nuveen Investments

Statement of

Changes in Net Assets	(Unaudited)

	Strategy Aggressive Growth Allocation		Strategy Balanced Allocation
	Six Months Ended 2/28/15	Year Ended 8/31/14	Six Months Ended 2/28/15	Year Ended 8/31/14
Operations
Net investment income (loss)	$2,981,519	$2,550,439	$9,584,784	$9,777,917
Total net realized gain (loss)	5,075,238	7,666,314	19,121,588	32,292,772
Total change in net unrealized appreciation (depreciation)	(7,520,927)	8,639,060	(25,681,248)	15,386,384
Net increase (decrease) in net assets from operations	535,830	18,855,813	3,025,124	57,457,073
Distributions to Shareholders
From net investment income:
Class A Shares	(1,764,789)	(1,733,764)	(6,585,649)	(5,408,700)
Class C Shares	(315,945)	(306,213)	(1,217,005)	(781,675)
Class R3 Shares	(133,274)	(104,812)	(207,752)	(174,097)
Class I Shares	(885,712)	(954,969)	(4,236,575)	(3,884,782)
From accumulated net realized gains:
Class A Shares	(4,338,279)	(642,785)	(15,929,621)	(8,364,627)
Class C Shares	(1,069,058)	(153,139)	(3,361,722)	(1,686,735)
Class R3 Shares	(355,553)	(42,170)	(518,642)	(273,891)
Class I Shares	(2,068,648)	(325,537)	(9,912,651)	(5,531,447)
Decrease in net assets from distributions to shareholders	(10,931,258)	(4,263,389)	(41,969,617)	(26,105,954)
Fund Share Transactions
Proceeds from sale of shares	5,722,699	12,909,987	16,754,753	48,893,316
Proceeds from shares issued to shareholders due to reinvestment of distributions	9,847,892	3,758,906	39,293,568	24,432,515
	15,570,591	16,668,893	56,048,321	73,325,831
Cost of shares redeemed	(13,024,923)	(24,109,484)	(53,617,794)	(70,232,478)
Net increase (decrease) in net assets from Fund share transactions	2,545,668	(7,440,591)	2,430,527	3,093,353
Net increase (decrease) in net assets	(7,849,760)	7,151,833	(36,513,966)	34,444,472
Net assets at the beginning of period	106,111,513	98,959,680	385,984,706	351,540,234
Net assets at the end of period	$98,261,753	$106,111,513	$349,470,740	$385,984,706
Undistributed (Over-distribution of) net investment income at the end of period	$305,978	$424,179	$1,797,341	$4,459,538

See accompanying notes to financial statements.

Nuveen Investments	39

Statement of Changes in Net Assets (Unaudited) (continued)

	Strategy Conservative Allocation		Strategy Growth Allocation
	Six Months Ended 2/28/15	Year Ended 8/31/14	Six Months Ended 2/28/15	Year Ended 8/31/14
Operations
Net investment income (loss)	$3,014,190	$3,450,689	$5,085,248	$4,361,275
Total net realized gain (loss)	2,717,259	4,802,599	8,676,398	10,046,311
Total change in net unrealized appreciation (depreciation)	(5,282,292)	6,573,169	(11,823,062)	14,912,166
Net increase (decrease) in net assets from operations	449,157	14,826,457	1,938,584	29,319,752
Distributions to Shareholders
From net investment income:
Class A Shares	(1,116,441)	(1,986,226)	(3,118,795)	(2,778,595)
Class C Shares	(285,791)	(433,624)	(630,534)	(535,545)
Class R3 Shares	(22,910)	(45,235)	(242,801)	(171,330)
Class I Shares	(500,839)	(704,044)	(1,663,836)	(1,520,835)
From accumulated net realized gains:
Class A Shares	(2,480,706)	(493,453)	(5,392,556)	(3,311,445)
Class C Shares	(878,112)	(147,960)	(1,465,718)	(855,824)
Class R3 Shares	(56,573)	(12,403)	(459,609)	(222,311)
Class I Shares	(1,035,619)	(154,046)	(2,694,615)	(1,668,569)
Decrease in net assets from distributions to shareholders	(6,376,991)	(3,976,991)	(15,668,464)	(11,064,454)
Fund Share Transactions
Proceeds from sale of shares	11,037,328	21,755,885	9,732,495	32,935,314
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,242,657	3,280,388	14,603,420	10,114,015
	16,279,985	25,036,273	24,335,915	43,049,329
Cost of shares redeemed	(19,699,974)	(40,246,452)	(19,631,818)	(35,168,504)
Net increase (decrease) in net assets from Fund share transactions	(3,419,989)	(15,210,179)	4,704,097	7,880,825
Net increase (decrease) in net assets	(9,347,823)	(4,360,713)	(9,025,783)	26,136,123
Net assets at the beginning of period	131,124,264	135,484,977	183,026,921	156,890,798
Net assets at the end of period	$121,776,441	$131,124,264	$174,001,138	$183,026,921
Undistributed (Over-distribution of) net investment income at the end of period	$2,283,671	$1,195,462	$252,891	$823,609

See accompanying notes to financial statements.

40	Nuveen Investments

THIS PAGE INTENTIONALLY LEFT BLANK

Nuveen Investments	41

Financial

Highlights (Unaudited)

Strategy Aggressive Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations				Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2015(f)	$16.67	$0.47		$(0.42)	$0.05	$(0.48)	$(1.29)	$(1.77)	$14.95
2014	14.48	0.38		2.45	2.83	(0.47)	(0.17)	(0.64)	16.67
2013	12.96	0.28		1.53	1.81	(0.29)	—	(0.29)	14.48
2012	12.10	0.15		0.79	0.94	(0.08)	—	(0.08)	12.96
2011	10.56	0.09		1.64	1.73	(0.19)	—	(0.19)	12.10
2010	10.21	0.09		0.39	0.48	(0.13)	—	(0.13)	10.56
Class C (9/01)
2015(f)	16.04	0.40		(0.41)	(0.01)	(0.35)	(1.29)	(1.64)	14.39
2014	13.94	0.27		2.35	2.62	(0.35)	(0.17)	(0.52)	16.04
2013	12.48	0.16		1.48	1.64	(0.18)	—	(0.18)	13.94
2012	11.66	0.06		0.76	0.82	—	—	—	12.48
2011	10.19	(0.01)		1.60	1.59	(0.12)	—	(0.12)	11.66
2010	9.89	—	**	0.38	0.38	(0.08)	—	(0.08)	10.19
Class R3 (10/96)
2015(f)	16.47	0.45		(0.42)	0.03	(0.44)	(1.29)	(1.73)	14.77
2014	14.31	0.33		2.43	2.76	(0.43)	(0.17)	(0.60)	16.47
2013	12.81	0.23		1.52	1.75	(0.25)	—	(0.25)	14.31
2012	11.96	0.11		0.79	0.90	(0.05)	—	(0.05)	12.81
2011	10.44	0.06		1.64	1.70	(0.18)	—	(0.18)	11.96
2010	10.12	0.05		0.39	0.44	(0.12)	—	(0.12)	10.44
Class I (9/01)
2015(f)	16.73	0.50		(0.43)	0.07	(0.52)	(1.29)	(1.81)	14.99
2014	14.53	0.44		2.44	2.88	(0.51)	(0.17)	(0.68)	16.73
2013	13.00	0.31		1.54	1.85	(0.32)	—	(0.32)	14.53
2012	12.14	0.18		0.80	0.98	(0.12)	—	(0.12)	13.00
2011	10.59	0.10		1.67	1.77	(0.22)	—	(0.22)	12.14
2010	10.24	0.11		0.39	0.50	(0.15)	—	(0.15)	10.59

42	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

0.86%	$55,755	0.68	%***	5.89	%***	0.50	%***	6.07	%***	15%
19.92	60,400	0.65		2.24		0.47		2.43		42
14.18	51,794	0.63		1.76		0.40		1.99		12
7.87	49,150	0.71		0.91		0.40		1.22		30
16.38	51,004	0.65		0.45		0.40		0.70		43
4.64	46,829	0.61		0.59		0.40		0.80		29

0.47	13,139	1.43	***	5.23	***	1.25	***	5.41	***	15
19.08	13,432	1.40		1.55		1.22		1.74		42
13.32	12,264	1.38		0.99		1.15		1.22		12
7.03	11,592	1.46		0.17		1.15		0.48		30
15.55	12,249	1.40		(0.31)		1.15		(0.06)		43
3.76	10,723	1.36		(0.21)		1.15		—	*	29

0.71	4,407	0.93	***	5.72	***	0.75	***	5.89	***	15
19.63	4,495	0.90		1.93		0.72		2.12		42
13.88	3,728	0.88		1.47		0.65		1.70		12
7.58	4,600	0.96		0.62		0.65		0.93		30
16.21	4,294	0.91		0.19		0.65		0.45		43
4.24	3,151	0.86		0.26		0.65		0.47		29

1.00	24,960	0.43	***	6.28	***	0.25	***	6.46	***	15
20.21	27,785	0.40		2.61		0.22		2.79		42
14.50	29,433	0.38		2.00		0.15		2.23		12
8.13	29,339	0.46		1.16		0.15		1.47		30
16.68	30,717	0.39		0.55		0.15		0.79		43
4.84	70,533	0.36		0.83		0.15		1.04		29

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2015.
*	Rounds to less than 0.01%.
**	Rounds to less than $0.01 per share.
***	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	43

Financial Highlights (Unaudited) (continued)

Strategy Balanced Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2015(f)	$12.07	$0.30	$(0.23)	$0.07	$(0.38)	$(0.99)	$(1.37)	$10.77
2014	11.10	0.30	1.48	1.78	(0.31)	(0.50)	(0.81)	12.07
2013	10.72	0.26	0.61	0.87	(0.24)	(0.25)	(0.49)	11.10
2012	10.04	0.20	0.62	0.82	(0.14)	—	(0.14)	10.72
2011	9.04	0.17	0.95	1.12	(0.12)	—	(0.12)	10.04
2010	8.60	0.19	0.47	0.66	(0.22)	—	(0.22)	9.04
Class C (9/01)
2015(f)	11.89	0.26	(0.23)	0.03	(0.33)	(0.99)	(1.32)	10.60
2014	10.94	0.21	1.46	1.67	(0.22)	(0.50)	(0.72)	11.89
2013	10.57	0.17	0.61	0.78	(0.16)	(0.25)	(0.41)	10.94
2012	9.90	0.12	0.62	0.74	(0.07)	—	(0.07)	10.57
2011	8.91	0.09	0.94	1.03	(0.04)	—	(0.04)	9.90
2010	8.50	0.11	0.47	0.58	(0.17)	—	(0.17)	8.91
Class R3 (10/96)
2015(f)	11.94	0.27	(0.22)	0.05	(0.36)	(0.99)	(1.35)	10.64
2014	10.99	0.27	1.46	1.73	(0.28)	(0.50)	(0.78)	11.94
2013	10.61	0.22	0.62	0.84	(0.21)	(0.25)	(0.46)	10.99
2012	9.94	0.17	0.62	0.79	(0.12)	—	(0.12)	10.61
2011	8.95	0.14	0.94	1.08	(0.09)	—	(0.09)	9.94
2010	8.52	0.15	0.48	0.63	(0.20)	—	(0.20)	8.95
Class I (9/01)
2015(f)	12.04	0.31	(0.23)	0.08	(0.39)	(0.99)	(1.38)	10.74
2014	11.07	0.33	1.48	1.81	(0.34)	(0.50)	(0.84)	12.04
2013	10.69	0.28	0.62	0.90	(0.27)	(0.25)	(0.52)	11.07
2012	10.02	0.23	0.61	0.84	(0.17)	—	(0.17)	10.69
2011	9.02	0.19	0.95	1.14	(0.14)	—	(0.14)	10.02
2010	8.57	0.21	0.48	0.69	(0.24)	—	(0.24)	9.02

44	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

1.00%	$187,463	0.56	%*	5.34	%*	0.50	%*	5.39	%*	13%
16.70	204,710	0.54		2.51		0.47		2.59		28
8.36	183,459	0.53		2.19		0.40		2.32		11
8.31	184,856	0.56		1.81		0.40		1.97		38
12.32	161,839	0.53		1.56		0.40		1.69		34
7.64	161,798	0.48		1.95		0.39		2.04		24

0.67	40,287	1.31	*	4.58	*	1.25	*	4.64	*	13
15.85	41,296	1.29		1.76		1.22		1.84		28
7.54	34,447	1.28		1.41		1.15		1.54		11
7.49	33,069	1.31		1.00		1.15		1.15		38
11.57	22,493	1.29		0.79		1.15		0.93		34
6.81	18,241	1.23		1.16		1.14		1.25		24

0.85	6,153	0.81	*	4.85	*	0.75	*	4.91	*	13
16.36	7,159	0.79		2.23		0.72		2.30		28
8.16	6,225	0.78		1.90		0.65		2.04		11
8.01	5,545	0.81		1.56		0.65		1.72		38
12.06	4,253	0.79		1.25		0.65		1.39		34
7.40	2,962	0.73		1.57		0.64		1.66		24

1.13	115,568	0.31	*	5.53	*	0.25	*	5.59	*	13
17.03	132,820	0.29		2.78		0.22		2.86		28
8.65	123,583	0.28		2.45		0.15		2.58		11
8.50	133,597	0.31		2.09		0.15		2.25		38
12.63	133,723	0.27		1.75		0.15		1.88		34
7.98	217,968	0.23		2.18		0.14		2.27		24

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	45

Financial Highlights (Unaudited) (continued)

Strategy Conservative Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital		Total	Ending NAV
Class A (9/01)
2015(f)	$12.43	$0.29	$(0.24)	$0.05	$(0.19)	$(0.43)	$—		$(0.62)	$11.86
2014	11.46	0.33	1.01	1.34	(0.30)	(0.07)	—		(0.37)	12.43
2013	11.44	0.29	0.11	0.40	(0.27)	(0.11)	—		(0.38)	11.46
2012	10.89	0.29	0.53	0.82	(0.27)	—	—		(0.27)	11.44
2011	10.27	0.28	0.58	0.86	(0.24)	—	—		(0.24)	10.89
2010	9.64	0.31	0.65	0.96	(0.33)	—	—	*	(0.33)	10.27
Class C (9/01)
2015(f)	12.35	0.25	(0.25)	—	(0.14)	(0.43)	—		(0.57)	11.78
2014	11.39	0.23	1.01	1.24	(0.21)	(0.07)	—		(0.28)	12.35
2013	11.37	0.21	0.10	0.31	(0.18)	(0.11)	—		(0.29)	11.39
2012	10.83	0.20	0.53	0.73	(0.19)	—	—		(0.19)	11.37
2011	10.21	0.20	0.58	0.78	(0.16)	—	—		(0.16)	10.83
2010	9.59	0.23	0.64	0.87	(0.25)	—	—	*	(0.25)	10.21
Class R3 (10/96)
2015(f)	12.40	0.28	(0.26)	0.02	(0.17)	(0.43)	—		(0.60)	11.82
2014	11.43	0.30	1.01	1.31	(0.27)	(0.07)	—		(0.34)	12.40
2013	11.41	0.27	0.10	0.37	(0.24)	(0.11)	—		(0.35)	11.43
2012	10.87	0.27	0.52	0.79	(0.25)	—	—		(0.25)	11.41
2011	10.25	0.25	0.59	0.84	(0.22)	—	—		(0.22)	10.87
2010	9.62	0.29	0.64	0.93	(0.30)	—	—	*	(0.30)	10.25
Class I (9/01)
2015(f)	12.43	0.31	(0.26)	0.05	(0.21)	(0.43)	—		(0.64)	11.84
2014	11.45	0.35	1.03	1.38	(0.33)	(0.07)	—		(0.40)	12.43
2013	11.44	0.32	0.10	0.42	(0.30)	(0.11)	—		(0.41)	11.45
2012	10.89	0.33	0.52	0.85	(0.30)	—	—		(0.30)	11.44
2011	10.26	0.30	0.60	0.90	(0.27)	—	—		(0.27)	10.89
2010	9.64	0.34	0.63	0.97	(0.35)	—	—	*	(0.35)	10.26

46	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

0.59%	$67,441	0.58	%**	4.84	%**	0.50	%**	4.92	%**	10%
11.86	77,765	0.57		2.61		0.47		2.71		20
3.44	80,009	0.55		2.37		0.40		2.52		18
7.64	79,076	0.59		2.38		0.40		2.57		44
8.39	44,341	0.62		2.35		0.40		2.57		34
10.01	45,233	0.67		2.79		0.40		3.06		18

0.14	24,449	1.33	**	4.12	**	1.25	**	4.20	**	10
11.00	25,195	1.32		1.82		1.22		1.92		20
2.69	23,947	1.30		1.66		1.15		1.80		18
6.78	24,381	1.34		1.63		1.15		1.82		44
7.66	13,757	1.37		1.60		1.15		1.83		34
9.17	13,238	1.42		2.01		1.15		2.28		18

0.35	1,589	0.83	**	4.60	**	0.75	**	4.68	**	10
11.61	1,640	0.81		2.38		0.72		2.48		20
3.21	1,928	0.80		2.18		0.65		2.33		18
7.33	2,156	0.84		2.26		0.65		2.45		44
8.17	2,394	0.87		2.10		0.65		2.32		34
9.76	1,695	0.92		2.53		0.65		2.80		18

0.57	28,297	0.33	**	5.18	**	0.25	**	5.27	**	10
12.23	26,525	0.32		2.83		0.22		2.93		20
3.61	26,669	0.30		2.62		0.15		2.76		18
7.94	28,992	0.34		2.78		0.15		2.97		44
8.78	24,435	0.37		2.54		0.15		2.76		34
10.18	48,152	0.42		3.03		0.15		3.30		18

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2015.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	47

Financial Highlights (Unaudited) (continued)

Strategy Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2015(f)	$13.47	$0.37	$(0.26)	$0.11	$(0.41)	$(0.75)	$(1.16)	$12.42
2014	12.10	0.33	1.86	2.19	(0.37)	(0.45)	(0.82)	13.47
2013	11.55	0.26	0.97	1.23	(0.30)	(0.38)	(0.68)	12.10
2012	10.93	0.18	0.68	0.86	(0.16)	(0.08)	(0.24)	11.55
2011	9.76	0.14	1.28	1.42	(0.25)	—	(0.25)	10.93
2010	9.40	0.14	0.42	0.56	(0.20)	—	(0.20)	9.76
Class C (9/01)
2015(f)	13.11	0.32	(0.26)	0.06	(0.31)	(0.75)	(1.06)	12.11
2014	11.79	0.23	1.81	2.04	(0.27)	(0.45)	(0.72)	13.11
2013	11.26	0.17	0.95	1.12	(0.21)	(0.38)	(0.59)	11.79
2012	10.66	0.09	0.67	0.76	(0.08)	(0.08)	(0.16)	11.26
2011	9.52	0.05	1.26	1.31	(0.17)	—	(0.17)	10.66
2010	9.21	0.06	0.40	0.46	(0.15)	—	(0.15)	9.52
Class R3 (10/96)
2015(f)	13.29	0.35	(0.26)	0.09	(0.37)	(0.75)	(1.12)	12.26
2014	11.95	0.29	1.84	2.13	(0.34)	(0.45)	(0.79)	13.29
2013	11.41	0.24	0.95	1.19	(0.27)	(0.38)	(0.65)	11.95
2012	10.79	0.15	0.68	0.83	(0.13)	(0.08)	(0.21)	11.41
2011	9.64	0.11	1.27	1.38	(0.23)	—	(0.23)	10.79
2010	9.32	0.11	0.40	0.51	(0.19)	—	(0.19)	9.64
Class I (9/01)
2015(f)	13.54	0.40	(0.26)	0.14	(0.45)	(0.75)	(1.20)	12.48
2014	12.16	0.37	1.86	2.23	(0.40)	(0.45)	(0.85)	13.54
2013	11.61	0.29	0.97	1.26	(0.33)	(0.38)	(0.71)	12.16
2012	10.98	0.21	0.69	0.90	(0.19)	(0.08)	(0.27)	11.61
2011	9.80	0.15	1.30	1.45	(0.27)	—	(0.27)	10.98
2010	9.44	0.17	0.41	0.58	(0.22)	—	(0.22)	9.80

48	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

1.26%	$96,490	0.61	%*	5.75	%*	0.50	%*	5.86	%*	14%
18.73	101,906	0.59		2.41		0.47		2.53		31
11.20	85,187	0.59		2.02		0.40		2.20		15
8.10	81,174	0.66		1.35		0.40		1.61		32
14.46	82,189	0.61		1.01		0.40		1.22		45
5.84	75,101	0.56		1.24		0.40		1.40		25

0.84	25,195	1.36	*	5.07	*	1.25	*	5.19	*	14
17.87	25,405	1.34		1.70		1.22		1.82		31
10.40	21,491	1.34		1.27		1.15		1.45		15
7.24	19,948	1.41		0.59		1.15		0.86		32
13.77	19,356	1.36		0.25		1.15		0.47		45
4.87	16,862	1.31		0.48		1.15		0.64		25

1.13	8,191	0.86	*	5.56	*	0.75	*	5.67	*	14
18.39	7,935	0.84		2.15		0.72		2.27		31
10.93	6,074	0.84		1.83		0.65		2.01		15
7.91	6,902	0.91		1.08		0.65		1.34		32
14.24	6,728	0.87		0.74		0.65		0.96		45
5.36	4,831	0.81		0.94		0.65		1.10		25

1.45	44,125	0.36	*	6.12	*	0.25	*	6.23	*	14
19.02	47,781	0.34		2.70		0.22		2.83		31
11.43	40,472	0.33		2.25		0.15		2.43		15
8.45	42,238	0.41		1.61		0.15		1.87		32
14.76	41,877	0.35		1.13		0.15		1.33		45
6.02	81,712	0.31		1.52		0.15		1.68		25

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	49

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

Nuveen Strategy Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Strategy Aggressive Growth Allocation Fund (“Strategy Aggressive Growth Allocation”), Nuveen Strategy Balanced Allocation Fund (“Strategy Balanced Allocation”), Nuveen Strategy Conservative Allocation Fund (“Strategy Conservative Allocation”) and Nuveen Strategy Growth Allocation Fund (“Strategy Growth Allocation”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the state of Minnesota on June 19, 1996.

The end of the reporting period for the Funds is February 28, 2015, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2015 (“the current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies

Strategy Aggressive Growth Allocation’s investment objective is to seek a high level of capital growth. Strategy Balanced Allocation’s investment objective is to seek both capital growth and current income. Strategy Conservative Allocation’s investment objective is to seek a high level of current income consistent with limited risk to capital. Strategy Growth Allocation’s investment objective is to seek capital growth with a moderate level of current income.

Each Fund is a “fund of funds,” which invests primarily in a variety of other mutual funds that are also advised by NAM (the “Underlying Funds”). Strategy Aggressive Growth Allocation and Strategy Growth Allocation seek to achieve their investment objectives by providing high allocations to various Underlying Funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on Underlying Funds that invest primarily in fixed income securities. Strategy Balanced Allocation seeks to achieve its investment objective by generally providing significant allocations both to Underlying Funds that invest primarily in equity securities and to Underlying Funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions. Strategy Conservative Allocation seeks to achieve its investment objective by providing a high allocation to Underlying Funds that invest primarily in fixed income securities, but also has a limited exposure to Underlying Funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time. Each Fund may invest in an Underlying Fund that is an absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. Each Fund may also invest in Underlying Funds that provide investment exposure to the performance of commodities. Strategy Aggressive Growth Allocation, Strategy Balanced Allocation, Strategy Conservative Allocation and Strategy Growth Allocation may each invest up to 10%, 5%, 5% and 10%, respectively, of its total assets in Underlying Funds and other securities that provide commodity exposure. In addition to investing in the Underlying Funds, each Fund may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

Each Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. Each Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the Fund’s, or its Underlying Fund’s, portfolio; or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. Each Fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. Each Fund will limit its direct investments in derivatives such that it will not be subject to regulation as a commodity pool.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

50	Nuveen Investments

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gain distributions from the Underlying Funds are recognized as a component of “Distributions from Underlying Funds” on the Statement of Operations.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually for Strategy Aggressive Growth Allocation and Strategy Growth Allocation, quarterly for Strategy Balanced Allocation and monthly for Strategy Conservative Allocation. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a 0.25% annual 12b-1 distribution fee and 0.25% annual 12b-1 service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The affiliated Underlying Funds in which the Funds invest are valued at their respective NAVs on valuation date. Securities and other assets for which market quotations are available, including non-affiliated ETFs in which the Funds invest, are valued at the last sales price on the securities exchange on which such securities are primarily traded. These securities are generally classified as Level 1.

Prices of fixed-income securities are provided by a pricing service approved by the Funds’ Board of Directors (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

52	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Strategy Aggressive Growth Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Absolute Return Funds	$7,109,832	$—	$—	$7,109,832
Commodity Funds	3,569,162	—	—	3,569,162
Equity Funds	77,681,827	—	—	77,681,827
Fixed Income Funds	8,108,516	—	—	8,108,516
Short-Term Investments:
Money Market Funds	664,687	—	—	664,687
U.S. Government and Agency Obligations	—	1,398,884	—	1,398,884
Investments in Derivatives:
Futures Contracts**	674,323	—	—	674,323
Total	$97,808,347	$1,398,884	$—	$99,207,231

Strategy Balanced Allocation
Long-Term Investments*:
Absolute Return Funds	$31,967,090	$—	$—	$31,967,090
Commodity Funds	9,371,174	—	—	9,371,174
Equity Funds	185,405,717	—	—	185,405,717
Fixed Income Funds	119,492,630	—	—	119,492,630
Short-Term Investments:
Money Market Funds	333,889	—	—	333,889
U.S. Government and Agency Obligations	—	3,497,211	—	3,497,211
Investments in Derivatives:
Futures Contracts**	1,423,244	—	—	1,423,244
Total	$347,993,744	$3,497,211	$—	$351,490,955

Strategy Conservative Allocation
Long-Term Investments*:
Absolute Return Funds	$12,171,952	$—	$—	$12,171,952
Commodity Funds	2,196,142	—	—	2,196,142
Equity Funds	38,458,488	—	—	38,458,488
Fixed Income Funds	67,903,460	—	—	67,903,460
Short-Term Investments:
U.S. Government and Agency Obligations	—	624,502	—	624,502
Investments in Derivatives:
Futures Contracts**	180,311	—	—	180,311
Total	$120,910,353	$624,502	$—	$121,534,855

Strategy Growth Allocation
Long-Term Investments*:
Absolute Return Funds	$14,537,223	$—	$—	$14,537,223
Commodity Funds	4,621,090	—	—	4,621,090
Equity Funds	122,441,392	—	—	122,441,392
Fixed Income Funds	30,840,814	—	—	30,840,814
Short-Term Investments:
Money Market Funds	474,162	—	—	474,162
U.S. Government and Agency Obligations	—	1,798,566	—	1,798,566
Investments in Derivatives:
Futures Contracts**	1,060,176	—	—	1,060,176
Total	$173,974,857	$1,798,566	$—	$175,773,423
*	Refer to the Fund’s Portfolio of Investments for further information on the Underlying Funds in which the Funds invests.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, each Fund tactically used additional equity and fixed-income futures to adjust its allocation to equity and fixed-income investments.

54	Nuveen Investments

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Average notional amount of futures contracts outstanding*	$24,212,061	$80,205,632	$19,264,165	$42,894,848
*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategy Aggressive Growth Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$(516,147)	Payable for variation margin on futures contracts*	$1,189,657
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	813	—	—
Total			$(515,334)		$1,189,657

Strategy Balanced Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$(1,850,751)	Payable for variation margin on futures contracts*	$3,271,014
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	2,981	—	—
Total			$(1,847,770)		$3,271,014

Strategy Conservative Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$(609,659)	Payable for variation margin on futures contracts*	$788,886
Interest Rate	Futures contracts	Receivable for variation margin on futures contracts*	1,084	—	—
Total			$(608,575)		$788,886

Strategy Growth Allocation

Equity	Futures contracts	Receivable for variation margin on futures contracts*	$(1,032,291)	Payable for variation margin on futures contracts*	$2,091,112
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	1,355	—	—
Total			$(1,030,936)		$2,091,112
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments, and not the asset and liability derivative location as described in the table above.

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Strategy Aggressive Growth Allocation
	Equity	Futures contracts	$(755,336)	$528,027
	Interest rate	Futures contracts	9,031	3,295
Total			$(746,305)	$531,322
Strategy Balanced Allocation
	Equity	Futures contracts	$(986,957)	$680,306
	Interest rate	Futures contracts	31,855	11,670
Total			$(955,102)	$691,976
Strategy Conservative Allocation
	Equity	Futures contracts	$(754,865)	$264,280
	Interest rate	Futures contracts	1,980	1,084
Total			$(752,885)	$265,364
Strategy Growth Allocation
	Equity	Futures contracts	$(1,728,096)	$900,479
	Interest rate	Futures contracts	14,871	5,433
Total			$(1,713,225)	$905,912

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

56	Nuveen Investments

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 2/28/15		Year Ended 8/31/14
Strategy Aggressive Growth Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	155,197	$2,394,510	379,485	$5,964,404
Class A – automatic conversion of Class B Shares	—	—	81,197	1,333,489
Class B	—	—	11	165
Class C	35,751	522,089	77,217	1,173,141
Class R3	45,354	702,556	88,847	1,394,875
Class I	133,720	2,103,544	193,320	3,043,913
Shares issued to shareholders due to reinvestment of distributions:
Class A	416,972	6,059,869	147,550	2,299,662
Class B	—	—	4,016	60,472
Class C	96,183	1,338,178	28,824	433,208
Class R3	32,497	465,769	9,541	146,982
Class I	136,045	1,984,076	52,419	818,582
	1,051,719	15,570,591	1,062,427	16,668,893
Shares redeemed:
Class A	(466,814)	(7,262,536)	(562,395)	(8,907,502)
Class B	—	—	(44,579)	(678,249)
Class B – automatic conversion to Class A Shares	—	—	(84,049)	(1,333,489)
Class C	(56,588)	(821,138)	(148,100)	(2,257,508)
Class R3	(52,514)	(800,441)	(85,998)	(1,344,575)
Class I	(265,487)	(4,140,808)	(611,011)	(9,588,161)
	(841,403)	(13,024,923)	(1,536,132)	(24,109,484)
Net increase (decrease)	210,316	$2,545,668	(473,705)	$(7,440,591)

	Six Months Ended 2/28/15		Year Ended 8/31/14
Strategy Balanced Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	632,807	$7,139,486	1,675,240	$19,435,300
Class A – automatic conversion of Class B Shares	—	—	247,263	2,948,277
Class B	—	—	12,672	144,305
Class C	296,915	3,245,076	751,895	8,592,824
Class R3	74,502	826,283	192,465	2,190,693
Class I	491,711	5,543,908	1,351,562	15,581,917
Shares issued to shareholders due to reinvestment of distributions:
Class A	2,047,284	21,721,913	1,155,644	13,080,400
Class B	—	—	18,987	210,951
Class C	385,231	4,013,735	192,769	2,144,346
Class R3	69,302	726,355	39,954	447,181
Class I	1,212,013	12,831,565	756,537	8,549,637
	5,209,765	56,048,321	6,394,988	73,325,831
Shares redeemed:
Class A	(2,242,336)	(25,243,514)	(2,639,180)	(30,659,856)
Class B	—	—	(130,317)	(1,485,337)
Class B – automatic conversion to Class A Shares	—	—	(251,242)	(2,948,277)
Class C	(354,663)	(3,930,501)	(618,213)	(7,054,406)
Class R3	(165,515)	(1,883,603)	(199,227)	(2,280,334)
Class I	(1,979,803)	(22,560,176)	(2,232,929)	(25,804,268)
	(4,742,317)	(53,617,794)	(6,071,108)	(70,232,478)
Net increase (decrease)	467,448	$2,430,527	323,880	$3,093,353

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 2/28/15		Year Ended 8/31/14
Strategy Conservative Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	192,867	$2,299,817	815,848	$9,810,495
Class A – automatic conversion of Class B Shares	—	—	177,920	2,197,581
Class B	—	—	1,746	20,640
Class C	150,286	1,791,496	315,933	3,739,285
Class R3	11,672	138,952	73,168	866,192
Class I	564,146	6,807,063	425,910	5,121,692
Shares issued to shareholders due to reinvestment of distributions:
Class A	266,274	3,111,222	179,712	2,146,859
Class B	—	—	4,528	53,293
Class C	91,743	1,062,400	44,151	522,878
Class R3	6,825	79,484	4,841	57,583
Class I	84,687	989,551	41,815	499,775
	1,368,500	16,279,985	2,085,572	25,036,273
Shares redeemed:
Class A	(1,024,842)	(12,361,515)	(1,899,767)	(22,753,054)
Class B	—	—	(84,738)	(1,003,012)
Class B – automatic conversion to Class A Shares	—	—	(179,224)	(2,197,581)
Class C	(206,619)	(2,460,630)	(423,106)	(5,035,403)
Class R3	(16,361)	(195,581)	(114,419)	(1,378,492)
Class I	(394,496)	(4,682,248)	(661,408)	(7,878,910)
	(1,642,318)	(19,699,974)	(3,362,662)	(40,246,452)
Net increase (decrease)	(273,818)	$(3,419,989)	(1,277,090)	$(15,210,179)

	Six Months Ended 2/28/15		Year Ended 8/31/14
Strategy Growth Allocation	Shares	Amount	Shares	Amount
Shares sold:
Class A	308,095	$3,922,654	852,278	$10,898,255
Class A – automatic conversion of Class B Shares	—	—	192,258	2,552,717
Class B	—	—	1,078	13,650
Class C	132,865	1,634,801	404,187	5,018,540
Class R3	84,191	1,059,257	194,376	2,481,205
Class I	239,064	3,115,783	922,691	11,970,947
Shares issued to shareholders due to reinvestment of distributions:
Class A	695,833	8,438,594	466,642	5,851,297
Class B	—	—	15,545	189,529
Class C	172,897	2,035,490	110,303	1,346,611
Class R3	58,743	702,410	31,818	393,641
Class I	280,983	3,426,926	185,154	2,332,937
	1,972,671	24,335,915	3,376,330	43,049,329
Shares redeemed:
Class A	(801,502)	(10,358,779)	(985,473)	(12,669,386)
Class B	—	—	(130,432)	(1,604,518)
Class B – automatic conversion to Class A Shares	—	—	(197,453)	(2,552,717)
Class C	(164,177)	(2,005,408)	(398,991)	(4,982,241)
Class R3	(72,059)	(901,656)	(137,557)	(1,750,982)
Class I	(511,547)	(6,365,975)	(907,194)	(11,608,660)
	(1,549,285)	(19,631,818)	(2,757,100)	(35,168,504)
Net increase (decrease)	423,386	$4,704,097	619,230	$7,880,825

58	Nuveen Investments

5. Investment Transactions

Long-term purchases and sales (excluding derivative transactions) during the current fiscal period were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Purchases:
Affiliated investments	$15,062,143	$46,225,506	$12,864,240	$27,228,898
Non-affiliated investments	—	—	—	—
Sales:
Affiliated investments	15,815,723	62,483,201	16,667,745	23,742,955
Non-affiliated investments	—	—	—	1,253,641

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 28, 2015, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Cost of investments	$95,023,322	$322,936,695	$117,411,342	$166,048,400
Gross unrealized:
Appreciation	7,408,746	38,796,055	6,192,428	14,678,317
Depreciation	(3,899,160)	(11,665,039)	(2,249,226)	(6,013,470)
Net unrealized appreciation (depreciation) of investments	$3,509,586	$27,131,016	$3,943,202	$8,664,847

Permanent differences, primarily due to federal taxes paid, investments in Underlying Funds, distribution reallocations and investments in partnerships, resulted in reclassifications among the Funds’ components of net assets as of August 31, 2014, the Funds’ last tax year end, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Capital paid-in	$—	$(139,431)	$413	$1,312
Undistributed (Over-distribution of) net investment income	(36,954)	(85,891)	(11,382)	(55,256)
Accumulated net realized gain (loss)	36,954	225,322	10,969	53,944

The tax components of undistributed net ordinary income and net long-term capital gains as of August 31, 2014, the Funds’ last tax year end, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Undistributed net ordinary income[1]	$1,195,950	$7,446,135	$1,245,167	$2,002,011
Undistributed net long-term capital gains	6,412,948	22,408,405	4,449,833	7,702,013
[1]	Undistributed net ordinary income (on a tax basis) for Strategy Conservative Allocation has not been reduced for the dividend declared on August 29, 2014 and paid on September 2, 2014. Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

Nuveen Investments	59

Notes to Financial Statements (Unaudited) (continued)

The tax character of distributions paid during the Funds’ last tax year ended August 31, 2014, was designated for purposes of the dividends paid deduction as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Distributions from net ordinary income[2]	$3,420,691	$13,579,479	$3,345,679	$6,778,800
Distributions from net long-term capital gains	842,698	12,526,475	807,965	4,285,654
[2]	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

As of August 31, 2014, the Funds’ last tax year end, the following Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

Strategy Conservative Allocation[3]
Expiration:
August 31, 2017	$1,626,268
Not subject to expiration	—
Total	$1,626,268
[3]	A portion of Strategy Conservative Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended August 31, 2014, the following Funds utilized their capital loss carryforwards as follows:

	Strategy Aggressive Growth Allocation	Strategy Conservative Allocation
Utilized capital loss carryforwards	$92,495	$577,011

7. Management Fees and Other Transactions with Affiliates

The annual management fee, payable monthly, for each Fund, is 0.10% of the average daily net assets of each Fund. Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. NAM is compensated for its services to the Funds from the management fees paid to the Adviser.

The Adviser has agreed to waive fees and/or reimburse expenses of each Fund through December 31, 2016, so that total annual Fund operating expenses (excluding acquired fund fees and expenses), as a percentage of average daily net assets, do not exceed 0.50% for Class A Shares, 1.25% for Class C Shares, 0.75% for Class R3 Shares and 0.25% for Class I Shares.

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the current fiscal period, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Sales charges collected	$46,242	$103,979	$41,347	$84,825
Paid to financial intermediaries	40,453	91,763	36,099	74,253

The Distributor also received 12b-1 service fees in Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Commission advances	$3,648	$22,524	$15,767	$14,317

60	Nuveen Investments

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on C Shares during the first year following a purchase were retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
12b-1 fees retained	$3,481	$21,060	$10,287	$16,042

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
CDSC retained	$127	$1,730	$469	$1,067

Nuveen Investments	61

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian U.S. Bank National Association Milwaukee, WI 53202	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800)257-8787

Quarterly Form N-Q Portfolio of Investments Information Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

62	Nuveen Investments

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Lipper Flexible Portfolio Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Flexible Portfolio Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Morningstar Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek above-average exposure to equity market risk and returns.

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

Morningstar Moderately Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns.

Morningstar Moderately Conservative Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below-average exposure to equity market risk and returns.

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Investments	63

Glossary of Terms Used in this Report (continued)

MSCI Emerging Markets Index: A free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 2000® Index: An index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

64	Nuveen Investments

Notes

Nuveen Investments	65

Notes

66	Nuveen Investments

Notes

Nuveen Investments	67

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates–Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $233 billion as of March 31, 2015.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-FAA-0215P        7186-INV-B-04/16

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: May 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: May 6, 2015

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: May 6, 2015